CONSOLIDATED
STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

	Shares	Value
Common Stocks—31.0%
Consumer Discretionary—3.4%
Entertainment—0.5%
Live Nation Entertainment, Inc.[1]	187,140	$ 11,381,855

Hotels, Restaurants & Leisure—0.8%
Choice Hotels International, Inc.	167,910	13,817,314
McDonald's Corp.	22,590	4,478,919
		18,296,233

Interactive Media & Services—0.8%
Alphabet, Inc. , Cl. A1	15,756	17,434,014

Media—0.2%
DISH Network Corp. , Cl. A1	125,604	4,535,560

Specialty Retail—1.1%
Children's Place, Inc. (The)	44,670	4,139,122
Lowe's Cos. , Inc.	145,150	13,539,592
Ross Stores, Inc.	68,870	6,404,222
		24,082,936

Consumer Staples—2.4%
Beverages—1.3%
Coca-Cola Co. (The)	589,190	28,946,905

Tobacco—1.1%
Philip Morris International, Inc.	330,410	25,484,523

Energy—2.6%
Energy Equipment & Services—0.3%
Halliburton Co.	89,094	1,896,811
Schlumberger Ltd.	138,196	4,794,019
		6,690,830

Oil, Gas & Consumable Fuels—2.3%
Chevron Corp.	66,888	7,615,199
Concho Resources, Inc.	70,680	6,927,347
ConocoPhillips	116,324	6,858,463
EOG Resources, Inc.	33,160	2,715,141
Occidental Petroleum Corp.	66,633	3,316,324
Pioneer Natural Resources Co.	48,980	6,953,201
TOTAL SA, Sponsored ADR	281,530	14,498,795
Valero Energy Corp.	50,780	3,574,912
		52,459,382

Financials—5.8%
Capital Markets—0.5%
Goldman Sachs Group, Inc. (The)	41,720	7,613,483

1 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Capital Markets (Continued)
Raymond James Financial, Inc.	53,778	$ 4,440,987
		12,054,470

Commercial Banks—1.9%
BNP Paribas SA	113,700	5,182,232
M&T Bank Corp.	113,970	18,189,612
PNC Financial Services Group, Inc. (The)	45,398	5,777,349
Signature Bank (New York)	25,780	2,953,099
Wells Fargo & Co.	232,580	10,319,575
		42,421,867

Insurance—1.5%
Allstate Corp. (The)	44,134	4,215,238
Chubb Ltd.	165,427	24,163,922
Travelers Cos. , Inc. (The)	31,140	4,533,050
		32,912,210

Real Estate Investment Trusts (REITs)—1.8%
Blackstone Mortgage Trust, Inc. , Cl. A	711,908	25,101,876
Starwood Property Trust, Inc.	707,022	15,589,835
		40,691,711

Thrifts & Mortgage Finance—0.1%
WSFS Financial Corp.	78,180	3,102,964

Health Care—4.7%
Health Care Equipment & Supplies—0.8%
Abbott Laboratories	102,417	7,797,006
Alcon, Inc.[1]	18,380	1,069,348
Medtronic plc	104,741	9,696,922
		18,563,276

Health Care Providers & Services—2.2%
AMN Healthcare Services, Inc.[1]	65,620	3,178,633
Cigna Corp.	69,201	10,243,132
HCA Healthcare, Inc.	29,822	3,607,269
Premier, Inc. , Cl. A1	192,210	7,063,718
Quest Diagnostics, Inc.	61,730	5,920,524
UnitedHealth Group, Inc.	75,960	18,367,128
		48,380,404

Pharmaceuticals—1.7%
Allergan plc	27,140	3,308,637
Merck & Co. , Inc.	200,640	15,892,694
Mylan NV1	235,870	3,962,616
Novartis AG, Sponsored ADR	91,901	7,870,402
Roche Holding AG	28,305	7,427,834
		38,462,183

2 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value
Industrials—4.5%
Aerospace & Defense—2.6%
L3 Technologies, Inc.	39,206	$ 9,490,204
Lockheed Martin Corp.	64,660	21,889,997
Northrop Grumman Corp.	57,968	17,578,796
Raytheon Co.	50,940	8,889,030
		57,848,027

Air Freight & Couriers—0.2%
FedEx Corp.	24,964	3,851,446

Commercial Services & Supplies—0.5%
Republic Services, Inc. , Cl. A	142,030	12,014,318

Electrical Equipment—0.2%
Eaton Corp. plc	67,040	4,993,810

Industrial Conglomerates—0.6%
Honeywell International, Inc.	78,895	12,963,237

Machinery—0.4%
Stanley Black & Decker, Inc.	79,014	10,052,161

Information Technology—3.3%
Communications Equipment—1.1%
Cisco Systems, Inc.	475,726	24,752,024

Semiconductors & Semiconductor Equipment—1.7%
ASML Holding NV	45,236	8,506,630
QUALCOMM, Inc.	79,173	5,290,340
Taiwan Semiconductor Manufacturing Co. Ltd. , Sponsored ADR	290,381	11,136,111
Texas Instruments, Inc.	72,990	7,613,587
Xilinx, Inc.	67,832	6,939,892
		39,486,560

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.	63,755	11,161,588

Materials—1.8%
Chemicals—0.4%
Celanese Corp. , Cl. A	81,691	7,754,927

Containers & Packaging—1.1%
Avery Dennison Corp.	37,690	3,922,021
Packaging Corp. of America	73,615	6,557,624
Sonoco Products Co.	243,601	15,061,850
		25,541,495

Metals & Mining—0.3%
Southern Copper Corp.	133,110	4,489,800

3 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Metals & Mining (Continued)
Steel Dynamics, Inc.	88,330	$2,221,500
		6,711,300

Telecommunication Services—1.0%
Diversified Telecommunication Services—1.0%
BCE, Inc.	157,880	7,109,336
Verizon Communications, Inc.	299,037	16,252,661
		23,361,997

Utilities—1.5%
Electric Utilities—0.8%
American Electric Power Co. , Inc.	176,590	15,207,931
Duke Energy Corp.	8,320	712,275
Exelon Corp.	15,930	765,914
Xcel Energy, Inc.	14,100	808,494
		17,494,614

Multi-Utilities—0.7%
CMS Energy Corp.	269,046	15,096,171
Consolidated Edison, Inc.	9,090	784,467
Dominion Energy, Inc.	9,870	742,027
Public Service Enterprise Group, Inc.	13,450	790,322
		17,412,987
Total Common Stocks (Cost $742,776,918)		701,301,814

Preferred Stocks—1.7%
Citigroup Capital XIII, 8.953% Cum. , Non-Vtg. [US0003M+637][2]	1,133,000	30,942,230
M&T Bank Corp. , 6.375% Cum. , Series A, Non-Vtg.	1,833	1,855,949
M&T Bank Corp. , 6.375% Cum. , Series C, Non-Vtg.	4,500	4,572,135
Total Preferred Stocks (Cost $36,592,296)		37,370,314
	Principal Amount
Asset-Backed Securities—12.1%
Auto Loan—4.4%
American Credit Acceptance Receivables Trust:
Series 2017-4,Cl. B, 2.61%, 5/10/21[3]	$97,823	97,809
Series 2017-4,Cl. C, 2.94%, 1/10/24[3]	1,351,000	1,351,663
Series 2017-4,Cl. D, 3.57%, 1/10/24[3]	1,952,000	1,968,015
Series 2018-2,Cl. C, 3.70%, 7/10/24[3]	1,835,000	1,852,714
Series 2018-3,Cl. B, 3.49%, 6/13/22[3]	545,000	548,774
Series 2018-3,Cl. D, 4.14%, 10/15/24[3]	160,000	163,362
Series 2018-4,Cl. C, 3.97%, 1/13/25[3]	1,245,000	1,269,060
AmeriCredit Automobile Receivables Trust:
Series 2017-2,Cl. D, 3.42%, 4/18/23	2,065,000	2,099,375
Series 2017-4,Cl. D, 3.08%, 12/18/23	1,355,000	1,371,352
Series 2018-3,Cl. C, 3.74%, 10/18/24	1,790,000	1,852,812
Capital Auto Receivables Asset Trust:
Series 2017-1,Cl. D, 3.15%, 2/20/25[3]	275,000	275,950
Series 2018-2,Cl. B, 3.48%, 10/20/23[3]	850,000	861,656

4 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Auto Loan (Continued)
Capital Auto Receivables Asset Trust: (Continued)
Series 2018-2,Cl. C, 3.69%, 12/20/23[3]	$815,000	$ 827,067
CarMax Auto Owner Trust:
Series 2015-2,Cl. D, 3.04%, 11/15/21	655,000	655,084
Series 2015-3,Cl. D, 3.27%, 3/15/22	1,975,000	1,979,041
Series 2016-1,Cl. D, 3.11%, 8/15/22	1,300,000	1,300,831
Series 2017-1,Cl. D, 3.43%, 7/17/23	1,565,000	1,579,138
Series 2017-4,Cl. D, 3.30%, 5/15/24	705,000	709,371
Series 2018-1,Cl. D, 3.37%, 7/15/24	515,000	520,941
Series 2018-4,Cl. C, 3.85%, 7/15/24	615,000	639,676
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%, 5/15/23[3]	274,550	274,152
CPS Auto Receivables Trust:
Series 2018-A,Cl. B, 2.77%, 4/18/22[3]	975,000	974,897
Series 2018-B,Cl. B, 3.23%, 7/15/22[3]	1,090,000	1,095,387
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[3]	126,437	126,393
Credit Acceptance Auto Loan Trust:
Series 2017-3A,Cl. C, 3.48%, 10/15/26[3]	1,415,000	1,427,794
Series 2018-1A,Cl. B, 3.60%, 4/15/27[3]	1,140,000	1,159,329
Series 2018-1A,Cl. C, 3.77%, 6/15/27[3]	1,305,000	1,327,618
Series 2018-2A,Cl. C, 4.16%, 9/15/27[3]	1,070,000	1,110,586
Series 2018-3A,Cl. C, 4.04%, 12/15/27[3]	1,485,000	1,525,795
Series 2019-1A,Cl. B, 3.75%, 4/17/28[3]	660,000	676,275
Series 2019-1A,Cl. C, 3.94%, 6/15/28[3]	115,000	117,991
Drive Auto Receivables Trust:
Series 2016-CA,Cl. D, 4.18%, 3/15/24[3]	1,070,000	1,082,704
Series 2017-1,Cl. D, 3.84%, 3/15/23	1,560,000	1,577,234
Series 2018-1,Cl. D, 3.81%, 5/15/24	1,190,000	1,208,717
Series 2018-2,Cl. D, 4.14%, 8/15/24	2,160,000	2,213,822
Series 2018-3,Cl. D, 4.30%, 9/16/24	1,420,000	1,462,861
Series 2018-5,Cl. C, 3.99%, 1/15/25	1,430,000	1,471,242
Series 2019-1,Cl. C, 3.78%, 4/15/25	2,230,000	2,282,004
DT Auto Owner Trust:
Series 2016-4A,Cl. E, 6.49%, 9/15/23[3]	495,000	515,658
Series 2017-1A,Cl. D, 3.55%, 11/15/22[3]	1,060,000	1,066,013
Series 2017-2A,Cl. D, 3.89%, 1/15/23[3]	1,165,000	1,173,286
Series 2017-3A,Cl. D, 3.58%, 5/15/23[3]	495,000	499,830
Series 2017-3A,Cl. E, 5.60%, 8/15/24[3]	1,260,000	1,317,631
Series 2017-4A,Cl. D, 3.47%, 7/17/23[3]	1,675,000	1,686,566
Series 2017-4A,Cl. E, 5.15%, 11/15/24[3]	1,440,000	1,493,131
Series 2018-3A,Cl. B, 3.56%, 9/15/22[3]	1,810,000	1,831,487
Series 2018-3A,Cl. C, 3.79%, 7/15/24[3]	715,000	727,363
Series 2019-2A,Cl. D, 3.48%, 2/18/25[3]	765,000	774,993
Exeter Automobile Receivables Trust:
Series 2018-1A,Cl. B, 2.75%, 4/15/22[3]	1,065,000	1,064,469
Series 2018-4A,Cl. B, 3.64%, 11/15/22[3]	1,495,000	1,511,928
Series 2019-1A,Cl. D, 4.13%, 12/16/24[3]	1,265,000	1,305,949
Series 2019-2A,Cl. C, 3.30%, 3/15/24[3]	2,081,000	2,110,774
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%, 6/15/22[3]	2,410,000	2,495,949
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%, 7/15/22[4]	1,255,129	1,255,703

5 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
GM Financial Automobile Leasing Trust:
Series 2017-3,Cl. C, 2.73%, 9/20/21	$795,000	$ 794,015
Series 2018-2,Cl. C, 3.50%, 4/20/22	965,000	977,327
GMF Floorplan Owner Revolving Trust:
Series 2018-3,Cl. B, 3.49%, 9/15/22[3]	1,685,000	1,706,031
Series 2018-3,Cl. C, 3.68%, 9/15/22[3]	1,430,000	1,448,189
Series 2018-4,Cl. B, 3.68%, 9/15/23[3]	1,430,000	1,467,348
Series 2018-4,Cl. C, 3.88%, 9/15/23[3]	1,785,000	1,831,991
Navistar Financial Dealer Note Master Owner Trust II:
Series 2017-1,Cl. C, 3.98% [US0001M+155], 6/27/22[2,3]	400,000	400,154
Series 2017-1,Cl. D, 4.73% [US0001M+230], 6/27/22[2,3]	465,000	465,083
Series 2018-1,Cl. A, 3.06% [US0001M+63], 9/25/23[2,3]	775,000	776,825
Series 2018-1,Cl. B, 3.23% [US0001M+80], 9/25/23[2,3]	905,000	906,743
Santander Drive Auto Receivables Trust:
Series 2017-1,Cl. E, 5.05%, 7/15/24[3]	2,735,000	2,802,733
Series 2017-2,Cl. D, 3.49%, 7/17/23	390,000	394,177
Series 2017-3,Cl. D, 3.20%, 11/15/23	1,900,000	1,917,821
Series 2018-1,Cl. D, 3.32%, 3/15/24	760,000	769,427
Series 2018-2,Cl. D, 3.88%, 2/15/24	1,165,000	1,191,745
Series 2018-3,Cl. C, 3.51%, 8/15/23	2,950,000	3,002,325
Series 2018-5,Cl. C, 3.81%, 12/16/24	1,520,000	1,556,446
Series 2019-2,Cl. D, 3.22%, 7/15/25	1,265,000	1,279,513
Santander Retail Auto Lease Trust, Series 2019-A, Cl. C, 3.30%,
5/22/23[3]	2,070,000	2,081,020
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%,
3/15/22[3]	1,075,000	1,074,927
United Auto Credit Securitization Trust:
Series 2018-1,Cl. C, 3.05%, 9/10/21[3]	1,925,000	1,926,307
Series 2019-1,Cl. C, 3.16%, 8/12/24[3]	975,000	980,135
Veros Automobile Receivables Trust, Series 2017-1, Cl. A, 2.84%,
4/17/23[3]	153,215	153,061
Westlake Automobile Receivables Trust:
Series 2017-2A,Cl. E, 4.63%, 7/15/24[3]	2,090,000	2,139,813
Series 2018-1A,Cl. D, 3.41%, 5/15/23[3]	2,275,000	2,296,484
Series 2018-3A,Cl. B, 3.32%, 10/16/23[3]	1,019,000	1,026,120
		99,234,982

Credit Card—0.5%
GE Capital Credit Card Master Note Trust, Series 2012-7, Cl. B,
2.21%, 9/15/22	1,235,000	1,232,318
World Financial Network Credit Card Master Trust:
Series 2018-A,Cl. A, 3.07%, 12/16/24	3,695,000	3,738,322
Series 2018-B,Cl. A, 3.46%, 7/15/25	1,640,000	1,682,046
Series 2018-C,Cl. A, 3.55%, 8/15/25	3,325,000	3,418,377
Series 2019-A,Cl. A, 3.14%, 12/15/25	1,035,000	1,058,082
		11,129,145

6 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Equipment—0.3%
CCG Receivables Trust:
Series 2017-1,Cl. B, 2.75%, 11/14/23[3]	$1,580,000	$ 1,580,390
Series 2018-1,Cl. B, 3.09%, 6/16/25[3]	620,000	625,056
Series 2018-1,Cl. C, 3.42%, 6/16/25[3]	175,000	177,061
Series 2018-2,Cl. C, 3.87%, 12/15/25[3]	415,000	426,415
Series 2019-1,Cl. B, 3.22%, 9/14/26[3]	1,100,000	1,116,775
Series 2019-1,Cl. C, 3.57%, 9/14/26[3]	265,000	269,120
CNH Equipment Trust:
Series 2017-C,Cl. B, 2.54%, 5/15/25	475,000	476,339
Series 2019-A,Cl. A4, 3.22%, 1/15/26	800,000	825,274
Dell Equipment Finance Trust, Series 2018-1, Cl. B, 3.34%, 6/22/23[3]	590,000	598,590
		6,095,020

Home Equity Loan—5.8%
Accredited Mortgage Loan Trust:
Series 2005-3,Cl. M3, 2.748% [US0001M+48], 9/25/35[2]	7,222,280	7,034,608
Series 2005-4,Cl. M1, 2.83% [US0001M+40], 12/25/35[2]	1,919,000	1,868,124
Asset-Backed Funding Certificates Trust, Series 2005-HE2, Cl. M3,
3.21% [US0001M+78], 6/25/35[2]	2,856,890	2,879,190
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE6, Cl.
M2, 3.435% [US0001M+100.5], 6/25/35[2]	2,631,350	2,640,953
Bear Stearns Asset Backed Securities Trust, Series 2004-HE5, Cl. M1,
3.285% [US0001M+85.5], 7/25/34[2]	12,398,118	12,359,114
Bear Stearns Structured Products Trust:
Series 2007-EMX1,Cl. A2, 3.73% [US0001M+130], 3/25/37[2,3]	5,900,000	5,954,169
Series 2007-EMX1,Cl. M1, 4.43% [US0001M+200], 3/25/37[2,3]	8,000,000	8,174,388
Citigroup Mortgage Loan Trust, Asset Backed Pass-Through
Certificate, Series 2004-OPT1, Cl. M3, 3.375% [US0001M+94.5],
10/25/34[2]	3,750,000	3,757,305
Fieldstone Mortgage Investment Trust, Series 2004-5, Cl. M3,
4.455% [US0001M+202.5], 2/25/35[2]	4,007,329	3,871,791
GMACM Home Equity Loan Trust, Series 2007-HE2, Cl. A2, 6.054%,
12/25/37[5]	5,941	5,920
GSAMP Trust:
Series 2005-HE4,Cl. M3, 3.21% [US0001M+78], 7/25/45[2]	13,300,000	13,299,590
Series 2005-HE5,Cl. M3, 2.89% [US0001M+46], 11/25/35[2]	4,060,889	4,046,077
Series 2007-HS1,Cl. M4, 4.68% [US0001M+225], 2/25/47[2]	4,849,000	4,975,576
JP Morgan Mortgage Acquisition Corp. , Series 2005-OPT2, Cl. M2,
2.88% [US0001M+45], 12/25/35[2]	5,480,000	5,494,339
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Cl. M1,
2.73% [US0001M+30], 7/25/36[2]	12,226,000	11,796,339
Long Beach Mortgage Loan Trust, Series 2005-WL3, Cl. M1,
3.075% [US0001M+64.5], 11/25/35[2]	1,527,737	1,520,978
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-NC1, Cl. M1,
2.81% [US0001M+38], 12/25/35[2]	12,287,000	12,262,852
New Century Home Equity Loan Trust:
Series 2005-1,Cl. M2, 3.15% [US0001M+72], 3/25/35[2]	4,383,661	4,328,542
Series 2005-2,Cl. M3, 3.165% [US0001M+73.5], 6/25/35[2]	5,500,000	5,533,114

7 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Home Equity Loan (Continued)
RAMP Trust, Series 2006-EFC1, Cl. M2, 2.83% [US0001M+40],
2/25/36[2]	$5,490,000	$5,478,085
RASC Series Trust, Series 2006-KS2, Cl. M2, 2.82% [US0001M+39],
3/25/36[2]	4,875,000	4,826,588
SG Mortgage Securities Trust, Series 2005-OPT1, Cl. M2, 2.88%
[US0001M+45], 10/25/35[2]	6,129,000	6,139,523
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-
GEL2, Cl. A2, 2.75% [US0001M+32], 5/25/37[2,3]	4,337,902	4,332,473
		132,579,638

Loans: Other—0.8%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through
Certificates, Series 2005-R5, Cl. M2, 3.12% [US0001M+69],
7/25/35[2]	429,358	431,025
Dell Equipment Finance Trust:
Series 2017-2,Cl. B, 2.47%, 10/24/22[3]	470,000	469,928
Series 2019-1,Cl. C, 3.14%, 3/22/24[3]	2,145,000	2,171,852
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%,
4/19/44[3]	596,053	595,988
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Cl. MV8,
3.43% [US0001M+100], 11/25/36[2]	5,400,000	5,391,650
RAMP Trust:
Series 2005-RS2,Cl. M4, 3.15% [US0001M+72], 2/25/35[2]	4,469,000	4,489,322
Series 2005-RS6,Cl. M4, 3.405% [US0001M+97.5], 6/25/35[2]	5,700,000	5,778,336
Raspro Trust, Series 2005-1A, Cl. G, 3.033% [LIBOR03M+40],
3/23/24[2,3]	57,779	58,374
		19,386,475

Receivables: Other—0.3%
American Credit Acceptance Receivables Trust, Series 2019-2, Cl. D,
3.41%, 6/12/25[3]	915,000	921,039
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Cl. MV10,
3.43% [US0001M+100], 11/25/36[2,3]	5,412,000	5,405,572
		6,326,611
Total Asset-Backed Securities (Cost $258,903,636)		274,751,871

Mortgage-Backed Obligations—18.4%
Government Agency—14.1%
FHLMC/FNMA/FHLB/Sponsored—12.6%
Connecticut Avenue Securities:
Series 2014-C01,Cl. M2, 6.83% [US0001M+440], 1/25/24[2]	1,840,000	2,039,578
Series 2014-C02,Cl. 1M2, 5.03% [US0001M+260], 5/25/24[2]	945,000	988,272
Series 2014-C03,Cl. 1M2, 5.43% [US0001M+300], 7/25/24[2]	2,061,130	2,188,085
Series 2014-C03,Cl. 2M2, 5.33% [US0001M+290], 7/25/24[2]	279,977	295,101
Series 2014-C04,Cl. 2M2, 7.43% [US0001M+500], 11/25/24[2]	1,918,237	2,119,067
Series 2016-C02,Cl. 1M2, 8.43% [US0001M+600], 9/25/28[2]	1,771,396	1,991,093
Federal Home Loan Mortgage Corp. , Series 2018-HQA2, Cl. M1,
3.18% [US0001M+75], 10/25/48[2,3]	2,680,000	2,685,571

8 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Principal Amount		Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. Gold Pool:
5.00%, 12/1/34	$32,825	$ 35,094
6.50%, 7/1/28-4/1/34	88,717	98,280
7.00%, 10/1/31	72,486	80,098
9.00%, 8/1/22-5/1/25	2,465	2,642
Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:
Series 183,Cl. IO, 94.304%, 4/1/27[6]	59,810	12,352
Series 192,Cl. IO, 99.999%, 2/1/28[6]	18,098	3,451
Series 243,Cl. 6, 0.00%, 12/15/32[6,7]	62,296	11,499
Series 304,Cl. C31, 9.449%, 12/15/27[6]	1,081,810	85,810
Series 304,Cl. C45, 6.694%, 12/15/27[6]	565,614	44,479
Series 304,Cl. C47, 5.212%, 12/15/27[6]	522,958	43,488
Federal Home Loan Mortgage Corp. , Mtg. -Linked Amortizing Global
Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	1,517,033	1,513,308
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg. -
Backed Security:
Series K734,Cl. X1, 14.733%, 2/25/51[6]	13,379,007	508,153
Series KC02,Cl. X1, 0.00%, 3/25/24[6,7]	32,561,050	547,827
Series KC03,Cl. X1, 0.00%, 11/25/24[6,7]	17,880,000	453,190
Federal Home Loan Mortgage Corp. , Principal-Only Stripped Mtg. -
Backed Security, Series 176, Cl. PO, 4.127%, 6/1/26[8]	19,051	17,663
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2034,Cl. Z, 6.50%, 2/15/28	43,317	47,757
Series 2043,Cl. ZP, 6.50%, 4/15/28	212,608	237,469
Series 2053,Cl. Z, 6.50%, 4/15/28	39,756	44,531
Series 2279,Cl. PK, 6.50%, 1/15/31	86,100	95,827
Series 2326,Cl. ZP, 6.50%, 6/15/31	33,125	36,603
Series 2427,Cl. ZM, 6.50%, 3/15/32	165,761	183,352
Series 2461,Cl. PZ, 6.50%, 6/15/32	185,863	207,057
Series 2626,Cl. TB, 5.00%, 6/15/33	139,951	146,586
Series 2635,Cl. AG, 3.50%, 5/15/32	48,088	49,236
Series 3010,Cl. WB, 4.50%, 7/15/20	14,820	14,832
Series 3025,Cl. SJ, 15.805% [-3.6667 x LIBOR01M+2,475],
8/15/35[2]	24,378	36,055
Series 3030,Cl. FL, 2.84% [LIBOR01M+40], 9/15/35[2]	339,310	339,455
Series 3645,Cl. EH, 3.00%, 12/15/20	1,299	1,295
Series 3822,Cl. JA, 5.00%, 6/15/40	41,874	42,414
Series 3848,Cl. WL, 4.00%, 4/15/40	251,404	255,483
Series 3857,Cl. GL, 3.00%, 5/15/40	24,580	25,198
Series 4221,Cl. HJ, 1.50%, 7/15/23	574,697	567,083
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2130,Cl. SC, 78.159%, 3/15/29[6]	41,218	5,696
Series 2796,Cl. SD, 99.999%, 7/15/26[6]	75,808	9,008
Series 2920,Cl. S, 50.916%, 1/15/35[6]	490,455	82,466
Series 2922,Cl. SE, 17.908%, 2/15/35[6]	115,806	18,748
Series 2937,Cl. SY, 11.515%, 2/15/35[6]	1,350,289	183,443
Series 2981,Cl. AS, 0.676%, 5/15/35[6]	892,051	127,754
Series 3397,Cl. GS, 5.07%, 12/15/37[6]	247,981	49,116

9 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security: (Continued)
Series 3424,Cl. EI, 0.00%, 4/15/38[6,7]	$66,183	$ 6,210
Series 3450,Cl. BI, 10.813%, 5/15/38[6]	573,296	90,701
Series 3606,Cl. SN, 12.441%, 12/15/39[6]	238,564	36,703
Series 4057,Cl. QI, 5.54%, 6/15/27[6]	3,763,489	275,067
Series 4146,Cl. AI, 10.305%, 12/15/27[6]	1,372,831	103,877
Series 4205,Cl. AI, 8.222%, 5/15/28[6]	906,379	65,759
Series 4316,Cl. JS, 0.00%, 1/15/44[6,7]	1,350,768	205,175
Series 4818,Cl. BI, 0.00%, 3/15/45[6,7]	1,455,084	212,447
Federal National Mortgage Assn.:
2.50%, 6/1/34[9]	9,675,000	9,677,834
3.00%, 6/1/34-6/1/49[9]	46,300,000	46,591,463
3.50%, 6/1/49[9]	41,480,000	42,316,892
4.00%, 6/1/49[9]	73,030,000	75,374,948
4.50%, 6/1/49[9]	60,085,000	62,779,437
5.00%, 6/1/49[9]	15,965,000	16,853,053
Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	1,122	1,150
5.50%, 2/1/35-4/1/39	664,399	725,353
6.50%, 11/1/31	230,404	257,029
7.00%, 12/1/32-4/1/35	11,064	12,445
7.50%, 1/1/33-3/1/33	1,139,955	1,333,391
8.50%, 7/1/32	2,111	2,133
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 222,Cl. 2, 99.999%, 6/25/23[6]	99,705	10,100
Series 252,Cl. 2, 99.999%, 11/25/23[6]	83,269	9,543
Series 303,Cl. IO, 99.999%, 11/25/29[6]	53,932	12,001
Series 308,Cl. 2, 91.207%, 9/25/30[6]	124,217	28,152
Series 320,Cl. 2, 68.252%, 4/25/32[6]	524,697	119,699
Series 321,Cl. 2, 33.937%, 4/25/32[6]	354,208	79,192
Series 331,Cl. 9, 16.644%, 2/25/33[6]	136,560	26,340
Series 334,Cl. 17, 38.228%, 2/25/33[6]	73,325	14,699
Series 339,Cl. 12, 0.00%, 6/25/33[6,7]	237,345	49,893
Series 339,Cl. 7, 0.00%, 11/25/33[6,7]	289,419	57,447
Series 343,Cl. 13, 0.00%, 9/25/33[6,7]	256,286	49,465
Series 343,Cl. 18, 0.00%, 5/25/34[6,7]	69,980	12,432
Series 345,Cl. 9, 0.00%, 1/25/34[6,7]	119,158	23,145
Series 351,Cl. 10, 0.00%, 4/25/34[6,7]	78,382	16,082
Series 351,Cl. 8, 0.00%, 4/25/34[6,7]	139,219	28,583
Series 356,Cl. 10, 0.00%, 6/25/35[6,7]	98,094	17,605
Series 356,Cl. 12, 0.00%, 2/25/35[6,7]	48,507	8,844
Series 362,Cl. 13, 0.00%, 8/25/35[6,7]	172,913	36,219
Series 364,Cl. 16, 0.00%, 9/25/35[6,7]	209,852	40,249
Series 365,Cl. 16, 0.00%, 3/25/36[6,7]	442,663	84,479
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-87,Cl. Z, 6.50%, 6/25/23	86,489	91,440
Series 1998-61,Cl. PL, 6.00%, 11/25/28	57,849	63,817
Series 1999-54,Cl. LH, 6.50%, 11/25/29	89,248	98,542

10 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2001-51,Cl. OD, 6.50%, 10/25/31	$125,365	$ 133,363
Series 2003-130,Cl. CS, 9.241% [-2 x LIBOR01M+1,410],
12/25/33[2]	14,324	14,796
Series 2003-28,Cl. KG, 5.50%, 4/25/23	181,897	187,567
Series 2005-104,Cl. MC, 5.50%, 12/25/25	1,021,331	1,064,042
Series 2005-31,Cl. PB, 5.50%, 4/25/35	1,430,000	1,590,717
Series 2005-73,Cl. DF, 2.68% [LIBOR01M+25], 8/25/35[2]	258,333	258,033
Series 2006-11,Cl. PS, 15.658% [-3.6667 x LIBOR01M+2,456.67],
3/25/36[2]	84,075	127,311
Series 2006-46,Cl. SW, 15.29% [-3.6665 x LIBOR01M+2,419.92],
6/25/36[2]	59,899	87,744
Series 2006-50,Cl. KS, 15.291% [-3.6667 x LIBOR01M+2,420],
6/25/36[2]	109,509	161,127
Series 2006-50,Cl. SK, 15.291% [-3.6667 x LIBOR01M+2,420],
6/25/36[2]	23,207	34,357
Series 2008-75,Cl. DB, 4.50%, 9/25/23	3	3
Series 2009-113,Cl. DB, 3.00%, 12/25/20	10,183	10,145
Series 2009-36,Cl. FA, 3.37% [LIBOR01M+94], 6/25/37[2]	92,535	94,843
Series 2009-70,Cl. TL, 4.00%, 8/25/19	34	34
Series 2010-43,Cl. KG, 3.00%, 1/25/21	12,290	12,279
Series 2011-15,Cl. DA, 4.00%, 3/25/41	54,967	56,759
Series 2011-3,Cl. EL, 3.00%, 5/25/20	6,307	6,285
Series 2011-3,Cl. KA, 5.00%, 4/25/40	385,510	404,375
Series 2011-82,Cl. AD, 4.00%, 8/25/26	60,888	60,948
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2001-15,Cl. SA, 99.999%, 3/17/31[6]	4,258	427
Series 2001-65,Cl. S, 55.728%, 11/25/31[6]	121,527	23,418
Series 2001-81,Cl. S, 55.972%, 1/25/32[6]	31,191	5,775
Series 2002-47,Cl. NS, 38.386%, 4/25/32[6]	77,043	15,096
Series 2002-51,Cl. S, 38.968%, 8/25/32[6]	70,736	13,861
Series 2002-52,Cl. SD, 73.537%, 9/25/32[6]	110,965	21,900
Series 2002-60,Cl. SM, 27.227%, 8/25/32[6]	95,242	16,680
Series 2002-7,Cl. SK, 38.173%, 1/25/32[6]	29,865	5,019
Series 2002-75,Cl. SA, 40.859%, 11/25/32[6]	149,229	28,087
Series 2002-77,Cl. BS, 32.318%, 12/18/32[6]	64,624	12,744
Series 2002-77,Cl. SH, 46.362%, 12/18/32[6]	42,343	7,314
Series 2002-89,Cl. S, 60.668%, 1/25/33[6]	217,437	46,238
Series 2002-9,Cl. MS, 37.54%, 3/25/32[6]	40,711	8,326
Series 2002-90,Cl. SN, 27.799%, 8/25/32[6]	49,044	8,109
Series 2002-90,Cl. SY, 32.684%, 9/25/32[6]	24,402	4,050
Series 2003-33,Cl. SP, 37.218%, 5/25/33[6]	133,732	26,814
Series 2003-46,Cl. IH, 0.00%, 6/25/23[6,7]	169,874	13,030
Series 2004-54,Cl. DS, 99.999%, 11/25/30[6]	95,998	14,385
Series 2004-56,Cl. SE, 14.146%, 10/25/33[6]	184,246	35,021
Series 2005-12,Cl. SC, 27.135%, 3/25/35[6]	53,531	8,233
Series 2005-19,Cl. SA, 49.929%, 3/25/35[6]	1,146,036	192,841

11 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security: (Continued)
Series 2005-40,Cl. SA, 51.181%, 5/25/35[6]	$255,346	$ 42,927
Series 2005-52,Cl. JH, 26.061%, 5/25/35[6]	617,092	98,934
Series 2005-6,Cl. SE, 99.999%, 2/25/35[6]	528,269	90,853
Series 2005-93,Cl. SI, 10.573%, 10/25/35[6]	294,744	46,124
Series 2008-55,Cl. SA, 0.00%, 7/25/38[6,7]	122,937	14,765
Series 2009-8,Cl. BS, 0.00%, 2/25/24[6,7]	2,708	149
Series 2011-96,Cl. SA, 5.915%, 10/25/41[6]	664,246	110,996
Series 2012-121,Cl. IB, 6.756%, 11/25/27[6]	1,508,339	114,584
Series 2012-134,Cl. SA, 0.00%, 12/25/42[6,7]	2,171,988	408,992
Series 2012-40,Cl. PI, 25.212%, 4/25/41[6]	2,149,938	247,500
Series 2015-57,Cl. LI, 6.216%, 8/25/35[6]	3,145,436	445,529
Series 2016-45,Cl. MI, 8.879%, 7/25/46[6]	900,094	200,115
Series 2017-60,Cl. LI, 0.00%, 8/25/47[6,7]	1,664,872	204,715
Series 2017-66,Cl. AS, 0.00%, 9/25/47[6,7]	7,804,800	1,162,616
Series 2018-16,Cl. NI, 0.00%, 12/25/44[6,7]	729,579	99,955
Series 2018-69,Cl. CI, 0.00%, 10/25/46[6,7]	1,651,239	128,572
Federal National Mortgage Assn. , Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped
Mtg. -Backed Security, Series 1993-184, Cl. M, 5.135%, 9/25/23[8]	39,431	37,464
Structured Agency Credit Risk Debt Nts. , Series 2014-DN3, Cl. M3,
6.43% [US0001M+400], 8/25/24[2]	1,185,528	1,272,897
		286,009,383

GNMA/Guaranteed—1.5%
Government National Mortgage Assn. II Pool, 3.50%, 6/1/49[9]	30,795,000	31,653,892
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 2002-15,Cl. SM, 84.186%, 2/16/32[6]	104,823	720
Series 2002-41,Cl. GS, 0.123%, 6/16/32[6]	5,727	69
Series 2002-76,Cl. SY, 79.858%, 12/16/26[6]	214,120	468
Series 2007-17,Cl. AI, 36.463%, 4/16/37[6]	1,186,970	182,903
Series 2011-52,Cl. HS, 16.436%, 4/16/41[6]	1,339,126	196,700
Series 2017-136,Cl. LI, 7.138%, 9/16/47[6]	2,930,263	525,748
Series 2017-149,Cl. GS, 0.00%, 10/16/47[6,7]	3,014,738	461,560
		33,022,060

Non-Agency—4.3%
Commercial—2.7%
BANK, Interest-Only Stripped Mtg. -Backed Security, Series 2019-
BN16, Cl. XA, 0.00%, 2/15/52[6,7]	10,325,600	759,927
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 4.69% [H15T1Y+210],
9/26/35[2,3]	61,546	61,870
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2018-B1, Cl. XA, 0.00%, 1/15/516,7	16,666,549	604,516
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 12.591%, 11/13/506	5,802,369	327,897
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 4.358%,
1/25/36[5]	647,162	641,515

12 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Commercial (Continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Cl. AAB,
3.477%, 5/10/47	$709,999	$ 728,290
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17,Cl. XA, 0.00%, 11/10/46[6,7]	1,880,881	74,347
Series 2017-C4,Cl. XA, 11.93%, 10/12/50[6]	15,253,122	1,040,946
COMM Mortgage Trust:
Series 2013-CR6,Cl. AM, 3.147%, 3/10/46[3]	1,520,000	1,548,817
Series 2014-CR20,Cl. ASB, 3.305%, 11/10/47	475,000	486,929
Series 2014-CR21,Cl. AM, 3.987%, 12/10/47	4,410,000	4,616,437
Series 2014-LC15,Cl. AM, 4.198%, 4/10/47	980,000	1,042,595
Series 2014-UBS6,Cl. AM, 4.048%, 12/10/47	3,020,000	3,141,056
COMM Mortgage Trust, Interest-Only Stripped Mtg. -Backed Security,
Series 2012-CR5, Cl. XA, 0.00%, 12/10/45[6,7]	4,361,226	196,844
CSMC Mortgage-Backed Trust, Series 2006-6, Cl. 1A4, 6.00%,
7/25/36	939,818	774,621
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8,
Cl. 1A6, 3.08% [US0001M+65], 11/25/35[2]	406,039	284,311
FREMF Mortgage Trust:
Series 2010-K6,Cl. B, 5.372%, 12/25/46[3,5]	390,000	395,010
Series 2012-K711,Cl. B, 3.51%, 8/25/45[3,5]	85,000	84,859
Series 2012-K711,Cl. C, 3.51%, 8/25/45[3,5]	920,000	918,158
Series 2013-K25,Cl. C, 3.619%, 11/25/45[3,5]	350,000	355,903
Series 2013-K26,Cl. C, 3.598%, 12/25/45[3,5]	460,000	467,630
Series 2013-K27,Cl. C, 3.496%, 1/25/46[3,5]	400,000	405,597
Series 2013-K28,Cl. C, 3.49%, 6/25/46[3,5]	2,460,000	2,496,076
Series 2013-K712,Cl. C, 3.35%, 5/25/45[3,5]	505,000	504,279
Series 2013-K713,Cl. C, 3.154%, 4/25/46[3,5]	1,380,000	1,379,833
Series 2014-K714,Cl. C, 3.854%, 1/25/47[3,5]	325,000	329,082
Series 2014-K715,Cl. C, 4.118%, 2/25/46[3,5]	1,150,000	1,168,356
Series 2015-K44,Cl. B, 3.681%, 1/25/48[3,5]	170,000	174,784
Series 2017-K62,Cl. B, 3.875%, 1/25/50[3,5]	150,000	154,007
GS Mortgage Securities Trust:
Series 2012-GC6,Cl. A3, 3.482%, 1/10/45	313,815	320,332
Series 2013-GC12,Cl. AAB, 2.678%, 6/10/46	202,240	202,602
Series 2013-GC16,Cl. AS, 4.649%, 11/10/46	455,000	491,111
Series 2014-GC18,Cl. AAB, 3.648%, 1/10/47	579,747	594,362
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6.00%,
4/25/37[3,5]	711,630	687,098
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10,Cl. AS, 3.372%, 12/15/47	2,110,000	2,159,793
Series 2013-C16,Cl. AS, 4.517%, 12/15/46	2,005,000	2,145,094
Series 2013-LC11,Cl. AS, 3.216%, 4/15/46	578,000	586,675
Series 2014-C20,Cl. AS, 4.043%, 7/15/47	1,570,000	1,650,937
Series 2016-JP3,Cl. A2, 2.435%, 8/15/49	1,319,884	1,317,436
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 4.684%,
7/25/35[5]	510,492	532,409
JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 4.832%,
7/26/36[3,5]	516,237	522,395

13 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18,Cl. A3, 3.578%, 2/15/47	$427,806	$ 433,749
Series 2014-C24,Cl. B, 4.116%, 11/15/47[5]	1,945,000	2,031,408
Series 2014-C25,Cl. AS, 4.065%, 11/15/47	3,600,000	3,790,582
JPMBB Commercial Mortgage Securities Trust. , Interest-Only
Stripped Mtg. -Backed Security, Series 2015-C27, Cl. XA, 27.148%,
2/15/48[6]	19,877,548	893,776
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9,Cl. AS, 3.456%, 5/15/46	1,670,000	1,716,993
Series 2014-C14,Cl. B, 4.747%, 2/15/47[5]	80,000	86,017
Series 2014-C19,Cl. AS, 3.832%, 12/15/47	3,650,000	3,807,722
Morgan Stanley Capital I Trust, Series 2011-C2, Cl. A4, 4.661%,
6/15/44[3]	355,000	367,133
Morgan Stanley Capital I, Inc. , Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-HR2, Cl. XA, 0.00%, 12/15/506,7	5,604,357	308,500
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 3.623%,
11/26/36[3,5]	1,832,041	1,723,556
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A,
4.057%, 6/26/46[3,5]	223,037	225,132
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.955%,
7/26/45[3,5]	98,089	101,280
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl.
2A, 4.485%, 8/25/34[5]	296,681	301,465
UBS Commercial Mortgage Trust, Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 2017-C5, Cl. XA, 0.00%,
11/15/50[6,7]	9,948,433	604,760
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Cl. ASB,
2.934%, 5/15/48	2,415,000	2,448,034
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 2017-C42, Cl. XA, 0.00%,
12/15/50[6,7]	7,778,561	489,023
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Cl. A7,
4.00%, 11/25/48[3,5]	964,449	987,045
WF-RBS Commercial Mortgage Trust:
Series 2013-C14,Cl. AS, 3.488%, 6/15/46	1,045,000	1,072,751
Series 2014-C20,Cl. AS, 4.176%, 5/15/47	905,000	953,219
Series 2014-C22,Cl. A3, 3.528%, 9/15/57	320,000	326,416
Series 2014-C25,Cl. AS, 3.984%, 11/15/47	1,085,000	1,132,721
Series 2014-LC14,Cl. AS, 4.351%, 3/15/47[5]	1,065,000	1,133,658
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0.00%,
3/15/44[3,6,7]	9,788,659	193,097
		61,502,773

Residential—1.6%
Banc of America Funding Trust:
Series 2007-1,Cl. 1A3, 6.00%, 1/25/37	115,096	108,538
Series 2007-C,Cl. 1A4, 4.614%, 5/20/36[5]	93,752	94,091
Series 2014-R7,Cl. 3A1, 4.948%, 3/26/36[3,5]	296,371	297,029

14 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Residential (Continued)
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6.00%,
3/25/37	$326,170	$ 306,814
Bear Stearns ARM Trust:
Series 2005-9,Cl. A1, 4.73% [H15T1Y+230], 10/25/35[2]	553,431	569,202
Series 2006-1,Cl. A1, 4.91% [H15T1Y+225], 2/25/36[2]	771,285	792,968
CHL Mortgage Pass-Through Trust:
Series 2005-26,Cl. 1A8, 5.50%, 11/25/35	430,830	402,162
Series 2006-6,Cl. A3, 6.00%, 4/25/36	237,930	196,492
Citigroup Mortgage Loan Trust, Inc. , Series 2006-AR1, Cl. 1A1,
4.97% [H15T1Y+240], 10/25/35[2]	1,605,197	1,649,319
Connecticut Avenue Securities:
Series 2016-C03,Cl. 1M1, 4.43% [US0001M+200], 10/25/28[2]	286,743	288,922
Series 2017-C03,Cl. 1M1, 3.38% [US0001M+95], 10/25/29[2]	529,682	531,148
Series 2018-C01,Cl. 1M1, 3.03% [US0001M+60], 7/25/30[2]	2,637,987	2,637,588
Series 2018-C03,Cl. 1M1, 3.11% [US0001M+68], 10/25/30[2]	1,608,167	1,610,256
Series 2018-C05,Cl. 1M1, 3.15% [US0001M+72], 1/25/31[2]	676,598	677,246
Series 2018-C06,Cl. 2M1, 2.98% [US0001M+55], 3/25/31[2]	257,449	257,407
Connecticut Avenue Securities Trust, Series 2019-R02, Cl. 1M1,
3.28% [US0001M+85], 8/25/31[2,3]	1,971,745	1,979,378
Countrywide Alternative Loan Trust:
Series 2005-21CB,Cl. A7, 5.50%, 6/25/35	549,548	525,033
Series 2005-J10,Cl. 1A17, 5.50%, 10/25/35	2,123,375	1,944,635
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.313%,
7/25/35[5]	135,189	138,703
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 2.74%
[US0001M+31], 7/25/35[2]	174,966	175,184
STACR Trust:
Series 2018-DNA2,Cl. M1, 3.23% [US0001M+80], 12/25/30[2,3]	2,401,797	2,406,540
Series 2018-DNA3,Cl. M1, 3.18% [US0001M+75], 9/25/48[2,3]	490,000	490,513
Series 2018-HRP2,Cl. M2, 3.68% [US0001M+125], 2/25/47[2,3]	1,470,000	1,480,521
Structured Agency Credit Risk Debt Nts.:
Series 2014-DN1,Cl. M2, 4.63% [US0001M+220], 2/25/24[2]	235,649	239,826
Series 2014-HQ2,Cl. M3, 6.18% [US0001M+375], 9/25/24[2]	2,270,000	2,512,975
Series 2015-HQA2,Cl. M2, 5.23% [US0001M+280], 5/25/28[2]	116,821	119,018
Series 2016-DNA1,Cl. M2, 5.377% [US0001M+290], 7/25/28[2]	287,257	291,348
Series 2016-HQA4,Cl. M3, 6.33% [US0001M+390], 4/25/29[2]	1,290,000	1,419,516
Series 2017-HQA1,Cl. M1, 3.63% [US0001M+120], 8/25/29[2]	2,415,055	2,424,396
Series 2018-DNA1,Cl. M1, 2.88% [US0001M+45], 7/25/30[2]	3,937,039	3,929,339
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10,Cl. A7, 4.491%, 10/25/33[5]	285,546	293,899
Series 2005-AR14,Cl. 1A4, 4.185%, 12/25/35[5]	380,516	380,304
Series 2005-AR16,Cl. 1A1, 4.243%, 12/25/35[5]	445,520	445,938
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15,Cl. 1A2, 4.666%, 9/25/35[5]	602,447	600,572
Series 2005-AR15,Cl. 1A6, 4.666%, 9/25/35[5]	308,314	307,355
Series 2005-AR4,Cl. 2A2, 5.104%, 4/25/35[5]	1,245,422	1,271,052
Series 2006-AR10,Cl. 1A1, 4.933%, 7/25/36[5]	224,148	228,673
Series 2006-AR10,Cl. 5A5, 4.832%, 7/25/36[5]	1,011,284	1,028,913
Series 2006-AR2,Cl. 2A3, 4.948%, 3/25/36[5]	129,358	132,800

15 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
Wells Fargo Mortgage-Backed Securities Trust: (Continued)
Series 2006-AR7,Cl. 2A4, 5.087%, 5/25/36[5]	$120,756	$125,924
Series 2007-16,Cl. 1A1, 6.00%, 12/28/37	123,943	124,041
		35,435,578
Total Mortgage-Backed Obligations (Cost $413,372,243)		415,969,794

Non-Convertible Corporate Bonds and Notes—21.4%
Consumer Discretionary—2.7%
Automobiles—0.7%
Daimler Finance North America LLC, 3.75% Sr. Unsec. Nts. , 11/5/21[3]	1,903,000	1,943,321
General Motors Co. , 6.25% Sr. Unsec. Nts. , 10/2/43	581,000	589,026
General Motors Financial Co. , Inc.:
4.15% Sr. Unsec. Nts. , 6/19/23	1,931,000	1,952,200
4.20% Sr. Unsec. Nts. , 11/6/21	1,772,000	1,806,909
Harley-Davidson Financial Services, Inc. , 2.40% Sr. Unsec. Nts.,
6/15/20[3]	2,326,000	2,314,883
Hyundai Capital America, 4.125% Sr. Unsec. Nts. , 6/8/23[3]	2,263,000	2,344,040
Nissan Motor Acceptance Corp. , 3.65% Sr. Unsec. Nts. , 9/21/21[3]	2,187,000	2,221,662
Volkswagen Group of America Finance LLC, 4.00% Sr. Unsec. Nts.,
11/12/21[3]	2,129,000	2,186,032
		15,358,073

Diversified Consumer Services—0.1%
Service Corp. International, 4.625% Sr. Unsec. Nts. , 12/15/27	2,213,000	2,224,065

Entertainment—0.1%
Fox Corp. , 3.666% Sr. Unsec. Nts. , 1/25/22[3]	1,620,000	1,661,813
Viacom, Inc. , 4.375% Sr. Unsec. Nts. , 3/15/43	725,000	675,486
		2,337,299

Hotels, Restaurants & Leisure—0.1%
Aramark Services, Inc. , 5.00% Sr. Unsec. Nts. , 4/1/25[3]	2,036,000	2,030,910

Household Durables—0.4%
DR Horton, Inc. , 2.55% Sr. Unsec. Nts. , 12/1/20	2,284,000	2,273,624
Lennar Corp. , 4.75% Sr. Unsec. Nts. , 5/30/25	2,323,000	2,357,845
Newell Brands, Inc. :
5.00% Sr. Unsec. Nts. , 11/15/23	1,142,000	1,177,070
5.50% Sr. Unsec. Nts. , 4/1/46	695,000	656,032
PulteGroup, Inc. , 5.00% Sr. Unsec. Nts. , 1/15/27	1,562,000	1,585,430
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts. , 4/15/23	1,720,000	1,758,184
4.875% Sr. Unsec. Nts. , 3/15/27	485,000	487,357
		10,295,542

Internet & Catalog Retail—0.2%
Amazon. com, Inc. , 4.95% Sr. Unsec. Nts. , 12/5/44	699,000	859,607

16 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Internet & Catalog Retail (Continued)
QVC, Inc. , 4.45% Sr. Sec. Nts. , 2/15/25	$3,340,000	$ 3,321,981
		4,181,588

Media—0.6%
CBS Corp. , 4.20% Sr. Unsec. Nts. , 6/1/29	1,037,000	1,063,938
Charter Communications Operating LLC/Charter Communications
Operating Capital, 5.375% Sr. Sec. Nts. , 5/1/47	414,000	415,692
Comcast Corp. , 4.00% Sr. Unsec. Nts. , 3/1/48	575,000	576,791
Discovery Communications LLC, 4.125% Sr. Unsec. Nts. , 5/15/29	1,219,000	1,231,515
Interpublic Group of Cos. , Inc. (The):
3.75% Sr. Unsec. Nts. , 10/1/21	1,777,000	1,819,127
4.20% Sr. Unsec. Nts. , 4/15/24	2,250,000	2,378,062
Time Warner Cable LLC, 4.50% Sr. Sec. Nts. , 9/15/42	751,000	667,519
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts. , 1/15/26[3]	2,185,000	2,182,269
WPP Finance 2010, 3.75% Sr. Unsec. Nts. , 9/19/24	2,209,000	2,254,505
		12,589,418

Specialty Retail—0.3%
AutoNation, Inc. , 5.50% Sr. Unsec. Nts. , 2/1/20	2,080,000	2,114,284
Penske Truck Leasing Co. LP/PTL Finance Corp. , 3.65% Sr. Unsec.
Nts. , 7/29/21[3]	722,000	734,908
Ross Stores, Inc. , 3.375% Sr. Unsec. Nts. , 9/15/24	2,328,000	2,393,367
Signet UK Finance plc, 4.70% Sr. Unsec. Nts. , 6/15/24	2,318,000	1,967,403
		7,209,962

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc. , 4.875% Sr. Unsec. Nts. , 5/15/26[3]	2,178,000	2,149,729
Levi Strauss & Co. , 5.00% Sr. Unsec. Nts. , 5/1/25	2,059,000	2,110,475
		4,260,204

Consumer Staples—1.7%
Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc. , 8.20% Sr. Unsec. Nts.,
1/15/39	1,355,000	1,973,161
Bacardi Ltd. , 4.70% Sr. Unsec. Nts. , 5/15/28[3]	1,181,000	1,228,304
Keurig Dr Pepper, Inc. , 4.057% Sr. Unsec. Nts. , 5/25/23[3]	2,091,000	2,175,109
Molson Coors Brewing Co. , 2.10% Sr. Unsec. Nts. , 7/15/21	2,199,000	2,173,153
Pernod Ricard SA, 4.25% Sr. Unsec. Nts. , 7/15/22[3]	1,970,000	2,054,998
		9,604,725

Food & Staples Retailing—0.0%
Kroger Co. (The), 4.45% Sr. Unsec. Nts. , 2/1/47	642,000	603,637

Food Products—0.9%
Bunge Ltd. Finance Corp.:
3.25% Sr. Unsec. Nts. , 8/15/26	1,427,000	1,347,696
3.50% Sr. Unsec. Nts. , 11/24/20	2,042,000	2,063,320
Conagra Brands, Inc.:
3.80% Sr. Unsec. Nts. , 10/22/21	1,707,000	1,746,414

17 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Food Products (Continued)
Conagra Brands, Inc. : (Continued)
4.60% Sr. Unsec. Nts. , 11/1/25	$2,139,000	$ 2,281,671
Kraft Heinz Foods Co. , 4.375% Sr. Unsec. Nts. , 6/1/46	1,331,000	1,174,959
Lamb Weston Holdings, Inc. , 4.875% Sr. Unsec. Nts. , 11/1/26[3]	2,087,000	2,102,652
Mondelez International Holdings Netherlands BV, 2.00% Sr. Unsec.
Nts. , 10/28/21[3]	2,275,000	2,237,258
Smithfield Foods, Inc.:
2.70% Sr. Unsec. Nts. , 1/31/20[3]	1,001,000	998,453
3.35% Sr. Unsec. Nts. , 2/1/22[3]	1,232,000	1,214,643
5.20% Sr. Unsec. Nts. , 4/1/29[3]	1,640,000	1,740,885
Tyson Foods, Inc.:
3.90% Sr. Unsec. Nts. , 9/28/23	1,820,000	1,901,374
5.10% Sr. Unsec. Nts. , 9/28/48	573,000	610,941
		19,420,266

Tobacco—0.4%
Altria Group, Inc. , 3.49% Sr. Unsec. Nts. , 2/14/22	1,347,000	1,372,008
BAT Capital Corp. , 3.557% Sr. Unsec. Nts. , 8/15/27	1,257,000	1,209,890
BAT International Finance plc, 3.25% Sr. Unsec. Nts. , 6/7/22[3]	2,044,000	2,061,540
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts. , 7/21/22[3]	2,197,000	2,232,684
Imperial Tobacco Finance plc, 2.95% Sr. Unsec. Nts. , 7/21/20[3]	1,600,000	1,601,883
		8,478,005

Energy—2.2%
Energy Equipment & Services—0.1%
Halliburton Co. , 5.00% Sr. Unsec. Nts. , 11/15/45	461,000	484,515
Schlumberger Holdings Corp. , 4.00% Sr. Unsec. Nts. , 12/21/25[3]	1,351,000	1,393,355
		1,877,870

Oil, Gas & Consumable Fuels—2.1%
Anadarko Petroleum Corp. , 4.50% Sr. Unsec. Nts. , 7/15/44	431,000	428,879
Andeavor Logistics LP/Tesoro Logistics Finance Corp. , 4.25% Sr.
Unsec. Nts. , 12/1/27	1,253,000	1,287,743
Apache Corp. , 4.375% Sr. Unsec. Nts. , 10/15/28	1,683,000	1,715,497
Cenovus Energy, Inc. , 4.25% Sr. Unsec. Nts. , 4/15/27	1,191,000	1,188,969
Cimarex Energy Co. , 4.375% Sr. Unsec. Nts. , 3/15/29	1,033,000	1,078,808
Columbia Pipeline Group, Inc. , 3.30% Sr. Unsec. Nts. , 6/1/20	2,069,000	2,079,858
Devon Energy Corp. , 4.75% Sr. Unsec. Nts. , 5/15/42	414,000	430,531
Energy Transfer Operating LP:
4.25% Sr. Unsec. Nts. , 3/15/23	1,755,000	1,807,135
5.30% Sr. Unsec. Nts. , 4/15/47	638,000	634,057
Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts. , 8/15/42	541,000	575,105
4.90% Sr. Unsec. Nts. , 5/15/46	271,000	290,599
EQT Corp. , 2.50% Sr. Unsec. Nts. , 10/1/20	2,304,000	2,292,708
Kinder Morgan Energy Partners LP, 5.80% Sr. Unsec. Nts. , 3/1/21	887,000	932,897
Kinder Morgan, Inc. , 5.20% Sr. Unsec. Nts. , 3/1/48	1,431,000	1,498,648
Lukoil International Finance BV, 6.125% Sr. Unsec. Nts. , 11/9/20[3]	16,315,000	16,952,150
Marathon Petroleum Corp. , 4.50% Sr. Unsec. Nts. , 4/1/48	448,000	435,779

18 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Midwest Connector Capital Co. LLC, 3.625% Sr. Unsec. Nts. , 4/1/22[3]	$2,026,000	$ 2,066,403
Newfield Exploration Co. , 5.75% Sr. Unsec. Nts. , 1/30/22	1,858,000	1,986,828
ONEOK, Inc. , 4.35% Sr. Unsec. Nts. , 3/15/29	1,025,000	1,061,005
Rockies Express Pipeline LLC, 4.95% Sr. Unsec. Nts. , 7/15/29[3]	1,056,000	1,049,472
Sabine Pass Liquefaction LLC:
4.20% Sr. Sec. Nts. , 3/15/28	1,232,000	1,246,178
5.625% Sr. Sec. Nts. , 2/1/21	1,779,000	1,846,075
Sunoco Logistics Partners Operations LP, 4.00% Sr. Unsec. Nts.,
10/1/27	1,356,000	1,346,320
Valero Energy Corp. , 4.00% Sr. Unsec. Nts. , 4/1/29	1,001,000	1,013,116
Williams Cos. , Inc. (The), 3.70% Sr. Unsec. Nts. , 1/15/23	2,245,000	2,290,492
		47,535,252

Financials—8.1%
Capital Markets—2.2%
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts.,
10/2/27[3]	747,000	743,006
Brookfield Asset Management, Inc. , 4.00% Sr. Unsec. Nts. , 1/15/25	1,615,000	1,662,382
Credit Suisse AG (New York), 3.625% Sr. Unsec. Nts. , 9/9/24	1,389,000	1,443,441
Credit Suisse Group AG, 3.869% [US0003M+141] Sr. Unsec. Nts.,
1/12/29[2,3]	1,141,000	1,140,483
Credit Suisse Group Funding Guernsey Ltd. , 4.55% Sr. Unsec. Nts.,
4/17/26	1,064,000	1,128,605
E*TRADE Financial Corp. , 5.875% [US0003M+443.5] Jr. Sub.
Perpetual Bonds[2,10]	2,004,000	2,081,755
Goldman Sachs Capital II, 4.00% [US0003M+76.75] Jr. Sub.
Perpetual Bonds[2,10]	296,000	233,016
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts. , 11/16/26	1,082,000	1,086,399
3.75% Sr. Unsec. Nts. , 2/25/26	1,068,000	1,090,506
4.017% [US0003M+137.3] Sr. Unsec. Nts. , 10/31/38[2]	946,000	941,138
5.375% [US0003M+392.2] Jr. Sub. Perpetual Bonds[2,10]	16,468,000	16,615,635
6.429% [US0003M+388.4] Jr. Sub. Perpetual Bonds, Series L2,10	11,792,000	11,818,532
Morgan Stanley:
4.431% [US0003M+162.8] Sr. Unsec. Nts. , 1/23/30[2]	1,531,000	1,645,797
5.00% Sub. Nts. , 11/24/25	1,690,000	1,843,015
MSCI, Inc. , 4.75% Sr. Unsec. Nts. , 8/1/26[3]	819,000	837,182
Northern Trust Corp. , 3.375% [US0003M+113.1] Sub. Nts. , 5/8/32[2]	751,000	749,900
Plains All American Pipeline LP/PAA Finance Corp. , 4.50% Sr. Unsec.
Nts. , 12/15/26	1,251,000	1,292,460
Raymond James Financial, Inc. , 3.625% Sr. Unsec. Nts. , 9/15/26	1,000,000	1,011,670
TD Ameritrade Holding Corp. , 3.30% Sr. Unsec. Nts. , 4/1/27	604,000	615,236
UBS Group Funding Switzerland AG:
4.125% Sr. Unsec. Nts. , 4/15/26[3]	1,155,000	1,208,591
4.253% Sr. Unsec. Nts. , 3/23/28[3]	943,000	988,094
		50,176,843

Commercial Banks—4.3%
ABN AMRO Bank NV, 4.40% [USSW5+219.7] Sub. Nts. , 3/27/28[2,11]	2,400,000	2,444,844

19 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Bank of America Corp.:
3.248% Sr. Unsec. Nts. , 10/21/27	$1,701,000	$ 1,690,657
3.366% [US0003M+81] Sr. Unsec. Nts. , 1/23/26[2]	1,965,000	1,983,168
3.824% [US0003M+157.5] Sr. Unsec. Nts. , 1/20/28[2]	1,353,000	1,392,704
4.271% [US0003M+131] Sr. Unsec. Nts. , 7/23/29[2]	810,000	856,766
6.25% [US0003M+370.5] Jr. Sub. Perpetual Bonds[2,10]	28,813,000	30,819,537
7.75% Sub. Nts. , 5/14/38	1,490,000	2,112,413
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts. , 11/25/23[3]	1,764,000	1,818,668
Bank of Montreal, Series E, 3.30% Sr. Unsec. Nts. , 2/5/24	1,608,000	1,646,623
BNP Paribas SA:
4.375% [USSW5+148.3] Sub. Nts. , 3/1/33[2,3]	1,153,000	1,149,128
4.40% Sr. Unsec. Nts. , 8/14/28[3]	900,000	941,935
BPCE SA, 4.50% Sub. Nts. , 3/15/25[3]	1,206,000	1,239,717
Canadian Imperial Bank of Commerce, 3.10% Sr. Unsec. Nts.,
4/2/24	2,026,000	2,049,316
Citigroup, Inc.:
4.075% [US0003M+119.2] Sr. Unsec. Nts. , 4/23/29[2]	1,856,000	1,933,000
4.281% [US0003M+183.9] Sr. Unsec. Nts. , 4/24/48[2]	1,465,000	1,546,267
4.75% Sub. Nts. , 5/18/46	910,000	981,005
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts. , 5/26/22	471,000	471,186
Compass Bank, 2.875% Sr. Unsec. Nts. , 6/29/22	1,834,000	1,836,769
Credit Agricole SA, 4.375% Sub. Nts. , 3/17/25[3]	1,996,000	2,052,599
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts. , 3/15/26	1,040,000	1,088,470
First Republic Bank, 4.375% Sub. Nts. , 8/1/46	942,000	959,319
Fortis, Inc. , 3.055% Sr. Unsec. Nts. , 10/4/26	804,000	784,992
HSBC Holdings plc:
3.95% [US0003M+98.72] Sr. Unsec. Nts. , 5/18/24[2]	739,000	761,940
4.041% [US0003M+154.6] Sr. Unsec. Nts. , 3/13/28[2]	923,000	944,037
4.583% [US0003M+153.46] Sr. Unsec. Nts. , 6/19/29[2]	1,157,000	1,230,850
Huntington Bancshares, Inc. , 4.00% Sr. Unsec. Nts. , 5/15/25	2,275,000	2,407,333
JPMorgan Chase & Co. :
3.54% [US0003M+138] Sr. Unsec. Nts. , 5/1/28[2]	1,662,000	1,681,748
3.782% [US0003M+133.7] Sr. Unsec. Nts. , 2/1/28[2]	2,164,000	2,235,029
3.797% [US0003M+89] Sr. Unsec. Nts. , 7/23/24[2]	2,242,000	2,318,318
KeyCorp, 4.15% Sr. Unsec. Nts. , 10/29/25	721,000	771,123
Lloyds Banking Group plc, 6.657% [US0003M+127] Jr. Sub.
Perpetual Bonds[2,3,10]	1,913,000	1,991,911
Nordea Bank Abp, 4.625% [USSW5+169] Sub. Nts. , 9/13/33[2,3]	791,000	812,284
PNC Financial Services Group, Inc. (The), 3.15% Sr. Unsec. Nts.,
5/19/27	1,487,000	1,505,330
Regions Financial Corp. , 2.75% Sr. Unsec. Nts. , 8/14/22	1,147,000	1,149,622
Royal Bank of Canada, 3.70% Sr. Unsec. Nts. , 10/5/23	1,939,000	2,024,047
Societe Generale SA, 3.875% Sr. Unsec. Nts. , 3/28/24[3]	1,627,000	1,651,912
SunTrust Bank (Atlanta GA):
3.30% Sub. Nts. , 5/15/26	718,000	723,459
4.05% Sr. Unsec. Nts. , 11/3/25	959,000	1,022,427
Synovus Financial Corp. , 3.125% Sr. Unsec. Nts. , 11/1/22	1,154,000	1,149,211
US Bancorp, 3.10% Sub. Nts. , 4/27/26	1,302,000	1,313,822

20 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Commercial Banks (Continued)
Wells Fargo & Co. :
3.584% [US0003M+131] Sr. Unsec. Nts. , 5/22/28[2]	$1,632,000	$ 1,658,320
4.75% Sub. Nts. , 12/7/46	1,024,000	1,105,747
Wells Fargo Bank NA, 3.102% [US0003M+51] Sr. Unsec. Nts.,
10/22/21[2]	7,847,000	7,855,279
		98,112,832

Consumer Finance—0.3%
American Express Co. , 3.125% Sr. Unsec. Nts. , 5/20/26	1,220,000	1,226,178
Capital One Financial Corp. :
3.75% Sr. Unsec. Nts. , 3/9/27	761,000	761,357
3.80% Sr. Unsec. Nts. , 1/31/28	594,000	594,397
Discover Bank, 4.65% Sr. Unsec. Nts. , 9/13/28	817,000	867,392
Discover Financial Services, 3.75% Sr. Unsec. Nts. , 3/4/25	696,000	705,915
Synchrony Financial, 4.25% Sr. Unsec. Nts. , 8/15/24	1,636,000	1,672,090
		5,827,329

Diversified Financial Services—0.2%
Berkshire Hathaway Energy Co. , 3.80% Sr. Unsec. Nts. , 7/15/48	548,000	541,396
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts. , 2/15/25[3]	784,000	808,491
Voya Financial, Inc. , 5.65% [US0003M+358] Jr. Sub. Nts. , 5/15/53[2]	2,045,000	2,074,069
		3,423,956

Insurance—0.7%
Aflac, Inc. , 4.75% Sr. Unsec. Nts. , 1/15/49	744,000	839,202
AXA Equitable Holdings, Inc. , 4.35% Sr. Unsec. Nts. , 4/20/28	1,066,000	1,097,233
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts. , 12/15/24	1,165,000	1,235,283
Brighthouse Financial, Inc. , 3.70% Sr. Unsec. Nts. , 6/22/27	478,000	445,985
CNA Financial Corp. , 3.45% Sr. Unsec. Nts. , 8/15/27	1,519,000	1,516,256
Hartford Financial Services Group, Inc. (The), 4.40% Sr. Unsec. Nts.,
3/15/48	1,256,000	1,320,965
Lincoln National Corp. , 3.80% Sr. Unsec. Nts. , 3/1/28	1,230,000	1,268,581
Manulife Financial Corp. , 4.061% [USISDA05+164.7] Sub. Nts.,
2/24/32[2]	1,248,000	1,254,998
Marsh & McLennan Cos. , Inc. , 4.35% Sr. Unsec. Nts. , 1/30/47	775,000	805,467
Principal Financial Group, Inc. , 3.70% Sr. Unsec. Nts. , 5/15/29	1,234,000	1,265,713
Prudential Financial, Inc.:
4.35% Sr. Unsec. Nts. , 2/25/50	809,000	865,430
5.20% [US0003M+304] Jr. Sub. Nts. , 3/15/44[2]	1,618,000	1,645,045
5.375% [US0003M+303.1] Jr. Sub. Nts. , 5/15/45[2]	426,000	435,251
Swiss Re Finance Luxembourg SA, 5.00% [H15T5Y+358.2] Sub.
Nts. , 4/2/49[2,3]	2,489,000	2,580,471
		16,575,880

Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp.:
3.00% Sr. Unsec. Nts. , 6/15/23	1,889,000	1,897,798
4.00% Sr. Unsec. Nts. , 6/1/25	1,156,000	1,204,550
Crown Castle International Corp. , 3.65% Sr. Unsec. Nts. , 9/1/27	1,156,000	1,160,566

21 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
Digital Realty Trust LP, 3.40% Sr. Unsec. Nts. , 10/1/20	$208,000	$ 210,095
Lamar Media Corp. , 5.75% Sr. Unsec. Nts. , 2/1/26	1,960,000	2,056,785
VEREIT Operating Partnership LP, 4.625% Sr. Unsec. Nts. , 11/1/25	1,979,000	2,091,248
		8,621,042

Health Care—1.5%
Biotechnology—0.4%
AbbVie, Inc.:
3.75% Sr. Unsec. Nts. , 11/14/23	2,200,000	2,268,335
4.875% Sr. Unsec. Nts. , 11/14/48	864,000	870,495
Amgen, Inc. , 4.563% Sr. Unsec. Nts. , 6/15/48	597,000	613,845
Biogen, Inc. , 5.20% Sr. Unsec. Nts. , 9/15/45	633,000	705,443
Gilead Sciences, Inc. , 4.75% Sr. Unsec. Nts. , 3/1/46	840,000	906,174
Shire Acquisitions Investments Ireland DAC, 2.40% Sr. Unsec. Nts.,
9/23/21	4,063,000	4,028,248
		9,392,540

Health Care Equipment & Supplies—0.2%
Becton Dickinson & Co. , 3.70% Sr. Unsec. Nts. , 6/6/27	1,741,000	1,786,035
Boston Scientific Corp. , 4.00% Sr. Unsec. Nts. , 3/1/28	1,980,000	2,074,754
Hologic, Inc. , 4.375% Sr. Unsec. Nts. , 10/15/25[3]	2,049,000	2,036,194
		5,896,983

Health Care Providers & Services—0.3%
Cigna Corp. , 4.125% Sr. Unsec. Nts. , 11/15/25[3]	1,624,000	1,697,744
CVS Health Corp. :
2.125% Sr. Unsec. Nts. , 6/1/21	2,440,000	2,410,660
5.05% Sr. Unsec. Nts. , 3/25/48	1,918,000	1,952,829
Fresenius Medical Care US Finance II, Inc. , 5.875% Sr. Unsec. Nts.,
1/31/22[3]	1,910,000	2,034,977
		8,096,210

Life Sciences Tools & Services—0.2%
IQVIA, Inc. , 5.00% Sr. Unsec. Nts. , 10/15/26[3]	2,095,000	2,139,519
Life Technologies Corp. , 6.00% Sr. Unsec. Nts. , 3/1/20	1,799,000	1,839,411
		3,978,930

Pharmaceuticals—0.4%
Bayer US Finance II LLC, 3.875% Sr. Unsec. Nts. , 12/15/23[3]	2,244,000	2,283,525
Bristol-Myers Squibb Co. , 3.40% Sr. Unsec. Nts. , 7/26/29[3]	1,455,000	1,488,896
Elanco Animal Health, Inc. , 4.90% Sr. Unsec. Nts. , 8/28/28[3]	974,000	1,056,814
Mylan NV, 3.15% Sr. Unsec. Nts. , 6/15/21	2,165,000	2,154,828
Takeda Pharmaceutical Co. Ltd. , 5.00% Sr. Unsec. Nts. , 11/26/28[3]	1,097,000	1,217,341
		8,201,404

Industrials—1.1%
Aerospace & Defense—0.4%
BAE Systems Holdings, Inc. , 3.85% Sr. Unsec. Nts. , 12/15/25[3]	1,681,000	1,742,248
Huntington Ingalls Industries, Inc. , 3.483% Sr. Unsec. Nts. , 12/1/27	1,182,000	1,173,844

22 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Aerospace & Defense (Continued)
L3 Technologies, Inc. , 3.85% Sr. Unsec. Nts. , 6/15/23	$2,257,000	$ 2,349,400
Northrop Grumman Corp. , 4.75% Sr. Unsec. Nts. , 6/1/43	1,295,000	1,452,098
United Technologies Corp.:
3.35% Sr. Unsec. Nts. , 8/16/21	548,000	557,827
3.95% Sr. Unsec. Nts. , 8/16/25	1,370,000	1,447,506
		8,722,923

Building Products—0.1%
Fortune Brands Home & Security, Inc. , 4.00% Sr. Unsec. Nts.,
9/21/23	2,100,000	2,187,355

Electrical Equipment—0.0%
Sensata Technologies BV, 5.00% Sr. Unsec. Nts. , 10/1/25[3]	1,095,000	1,100,475

Industrial Conglomerates—0.0%
GE Capital International Funding Co. Unlimited Co. , 3.373% Sr.
Unsec. Nts. , 11/15/25	642,000	637,423

Machinery—0.1%
Fortive Corp. , 1.80% Sr. Unsec. Nts. , 6/15/19	274,000	273,876
Ingersoll-Rand Luxembourg Finance SA, 3.80% Sr. Unsec. Nts.,
3/21/29	1,006,000	1,029,340
nVent Finance Sarl, 4.55% Sr. Unsec. Nts. , 4/15/28	1,210,000	1,225,524
		2,528,740

Professional Services—0.1%
IHS Markit Ltd. , 4.125% Sr. Unsec. Nts. , 8/1/23	1,409,000	1,462,387

Road & Rail—0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. , 3.40% Sr. Unsec.
Nts. , 11/15/26[3]	1,770,000	1,749,533
Ryder System, Inc. , 3.75% Sr. Unsec. Nts. , 6/9/23	2,251,000	2,323,486
		4,073,019

Trading Companies & Distributors—0.2%
Air Lease Corp. :
3.25% Sr. Unsec. Nts. , 3/1/25	662,000	651,531
3.625% Sr. Unsec. Nts. , 4/1/27	698,000	678,232
GATX Corp. , 3.50% Sr. Unsec. Nts. , 3/15/28	1,288,000	1,257,630
Mitsubishi UFJ Financial Group, Inc. , 3.741% Sr. Unsec. Nts. , 3/7/29	1,265,000	1,333,241
United Rentals North America, Inc. , 4.625% Sr. Unsec. Nts.,
10/15/25	1,228,000	1,215,720
		5,136,354

Information Technology—1.2%
Communications Equipment—0.1%
Motorola Solutions, Inc. , 4.60% Sr. Unsec. Nts. , 2/23/28	1,747,000	1,804,449

23 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electronic Equipment, Instruments, & Components—0.2%
Arrow Electronics, Inc. , 3.875% Sr. Unsec. Nts. , 1/12/28	$1,701,000	$ 1,681,501
FLIR Systems, Inc. , 3.125% Sr. Unsec. Nts. , 6/15/21	1,980,000	1,987,269
Tech Data Corp. , 4.95% Sr. Unsec. Nts. , 2/15/27	1,745,000	1,801,787
		5,470,557

IT Services—0.2%
DXC Technology Co. , 4.75% Sr. Unsec. Nts. , 4/15/27	1,687,000	1,776,325
Fidelity National Information Services, Inc. , 4.25% Sr. Unsec. Nts.,
5/15/28	1,040,000	1,105,746
VeriSign, Inc.:
4.75% Sr. Unsec. Nts. , 7/15/27	1,285,000	1,312,563
5.25% Sr. Unsec. Nts. , 4/1/25	710,000	744,612
		4,939,246

Semiconductors & Semiconductor Equipment—0.4%
Broadcom, Inc.:
3.125% Sr. Unsec. Nts. , 4/15/21[3]	2,034,000	2,036,832
4.25% Sr. Unsec. Nts. , 4/15/26[3]	1,637,000	1,622,766
Microchip Technology, Inc. , 3.922% Sr. Sec. Nts. , 6/1/21[3]	2,288,000	2,317,740
NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts. , 6/1/21[3]	2,080,000	2,117,232
		8,094,570

Software—0.1%
Autodesk, Inc. , 4.375% Sr. Unsec. Nts. , 6/15/25	708,000	744,327
Open Text Corp. , 5.625% Sr. Unsec. Nts. , 1/15/23[3]	1,025,000	1,043,060
VMware, Inc. , 3.90% Sr. Unsec. Nts. , 8/21/27	1,151,000	1,138,646
		2,926,033

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc. , 4.375% Sr. Unsec. Nts. , 5/13/45	1,215,000	1,325,816
Dell International LLC/EMC Corp. , 5.30% Sr. Sec. Nts. , 10/1/29[3]	2,041,000	2,093,236
		3,419,052

Materials—1.0%
Chemicals—0.4%
Dow Chemical Co. (The):
3.625% Sr. Unsec. Nts. , 5/15/26[3]	1,331,000	1,345,525
4.55% Sr. Unsec. Nts. , 11/30/25[3]	1,419,000	1,518,267
DowDuPont, Inc. , 5.419% Sr. Unsec. Nts. , 11/15/48	818,000	931,334
Eastman Chemical Co. , 3.50% Sr. Unsec. Nts. , 12/1/21	889,000	906,891
Nutrien Ltd.:
4.875% Sr. Unsec. Nts. , 3/30/20	304,000	309,255
5.00% Sr. Unsec. Nts. , 4/1/49	553,000	580,041
RPM International, Inc. , 3.45% Sr. Unsec. Nts. , 11/15/22	1,939,000	1,964,228
Yara International ASA, 4.75% Sr. Unsec. Nts. , 6/1/28[3]	1,133,000	1,195,950
		8,751,491

24 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Construction Materials—0.1%
James Hardie International Finance DAC, 4.75% Sr. Unsec. Nts.,
1/15/25[3]	$1,261,000	$ 1,257,847
Martin Marietta Materials, Inc. , 3.50% Sr. Unsec. Nts. , 12/15/27	1,177,000	1,161,251
		2,419,098

Containers & Packaging—0.2%
Packaging Corp. of America, 3.65% Sr. Unsec. Nts. , 9/15/24	1,735,000	1,787,676
Silgan Holdings, Inc. , 4.75% Sr. Unsec. Nts. , 3/15/25	1,855,000	1,859,637
WRKCo, Inc. , 3.90% Sr. Unsec. Nts. , 6/1/28	1,219,000	1,233,217
		4,880,530

Metals & Mining—0.2%
Anglo American Capital plc, 3.625% Sr. Unsec. Nts. , 9/11/24[3]	582,000	584,780
ArcelorMittal, 6.125% Sr. Unsec. Nts. , 6/1/25	1,855,000	2,048,612
Steel Dynamics, Inc. , 4.125% Sr. Unsec. Nts. , 9/15/25	2,093,000	2,069,349
		4,702,741

Paper & Forest Products—0.1%
Louisiana-Pacific Corp. , 4.875% Sr. Unsec. Nts. , 9/15/24	1,231,000	1,243,310

Telecommunication Services—0.9%
Diversified Telecommunication Services—0.6%
AT&T, Inc.:
4.30% Sr. Unsec. Nts. , 2/15/30	1,849,000	1,914,316
4.35% Sr. Unsec. Nts. , 6/15/45	546,000	518,459
4.50% Sr. Unsec. Nts. , 3/9/48	980,000	945,183
British Telecommunications plc:
4.50% Sr. Unsec. Nts. , 12/4/23	1,377,000	1,459,865
9.625% Sr. Unsec. Nts. , 12/15/30	1,776,000	2,582,146
Deutsche Telekom International Finance BV, 4.375% Sr. Unsec. Nts.,
6/21/28[3]	956,000	1,015,784
Telefonica Emisiones SA:
4.103% Sr. Unsec. Nts. , 3/8/27	561,000	578,252
5.213% Sr. Unsec. Nts. , 3/8/47	818,000	845,273
T-Mobile USA, Inc. , 6.50% Sr. Unsec. Nts. , 1/15/26	1,906,000	2,015,595
Verizon Communications, Inc.:
4.125% Sr. Unsec. Nts. , 8/15/46	952,000	955,222
4.522% Sr. Unsec. Nts. , 9/15/48	1,133,000	1,195,893
		14,025,988

Wireless Telecommunication Services—0.3%
United States Cellular Corp. , 6.70% Sr. Unsec. Nts. , 12/15/33	4,315,000	4,552,325
Vodafone Group plc, 3.75% Sr. Unsec. Nts. , 1/16/24	2,269,000	2,328,909
		6,881,234

Utilities—1.0%
Electric Utilities—0.8%
AEP Texas, Inc. , 3.95% Sr. Unsec. Nts. , 6/1/28[3]	1,166,000	1,237,422
Duke Energy Corp. , 3.75% Sr. Unsec. Nts. , 9/1/46	470,000	440,800

25 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electric Utilities (Continued)
Edison International:
2.125% Sr. Unsec. Nts. , 4/15/20	$868,000	$859,868
2.95% Sr. Unsec. Nts. , 3/15/23	1,392,000	1,317,459
EDP Finance BV, 3.625% Sr. Unsec. Nts. , 7/15/24[3]	1,587,000	1,607,472
Emera US Finance LP, 2.70% Sr. Unsec. Nts. , 6/15/21	1,206,000	1,202,299
Enel Finance International NV, 2.875% Sr. Unsec. Nts. , 5/25/22[3]	2,030,000	2,008,440
Exelon Corp. :
2.45% Sr. Unsec. Nts. , 4/15/21	1,131,000	1,124,062
4.45% Sr. Unsec. Nts. , 4/15/46	568,000	594,443
FirstEnergy Corp. , 3.90% Sr. Unsec. Nts. , 7/15/27	1,195,000	1,226,611
Mid-Atlantic Interstate Transmission LLC, 4.10% Sr. Unsec. Nts.,
5/15/28[3]	1,129,000	1,178,623
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts.,
9/15/24[3]	2,079,000	2,073,803
PPL WEM Ltd. /Western Power Distribution Ltd. , 5.375% Sr. Unsec.
Nts. , 5/1/21[3]	2,159,000	2,229,318
		17,100,620

Gas Utilities—0.0%
Southwest Gas Corp. , 4.15% Sr. Unsec. Nts. , 6/1/49	524,000	531,073

Independent Power and Renewable Electricity Producers—0.0%
NRG Energy, Inc. , 4.45% Sr. Sec. Nts. , 6/15/29[3]	1,010,000	1,037,840
PSEG Power LLC, 3.00% Sr. Unsec. Nts. , 6/15/21	104,000	104,639
		1,142,479

Multi-Utilities—0.2%
CenterPoint Energy, Inc.:
3.60% Sr. Unsec. Nts. , 11/1/21	1,366,000	1,397,201
4.25% Sr. Unsec. Nts. , 11/1/28	945,000	1,008,838
Dominion Energy, Inc. , 2.579% Jr. Sub. Nts. , 7/1/20	2,122,000	2,116,127
		4,522,166
Total Non-Convertible Corporate Bonds and Notes (Cost $477,029,393)		485,014,078

Corporate Loans—5.1%
Axalta Coating Systems US Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.351% [LIBOR4+175], 6/1/24[2]	19,354,446	19,031,807
Delos Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.351% [LIBOR4+175], 10/6/23[2]	19,220,000	19,201,933
Hilton Worldwide Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 4.18% [LIBOR12+175], 10/25/23[2]	19,251,268	19,227,204
Live Nation Entertainment, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 4.25% [LIBOR4+175], 10/31/23[2]	19,278,840	19,260,621
On Semiconductor Corp. , Sr. Sec. Credit Faciilities 1st Lien Term
Loan, Tranche B3, 4.189% [LIBOR12+175], 3/31/23[2]	20,500,000	20,299,203
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 4.689% [LIBOR12+225], 12/14/23[2]	19,195,421	19,206,266
Total Corporate Loans (Cost $116,881,093)		116,227,034

26 INVESCO OPPENHEIMER CAPITAL INCOME FUND

				Principal Amount		Value
Event-Linked Bonds—1.3%
Acorn Re Ltd. Catastrophe Linked Nts. , 5.075% [US0003M+275],
11/10/21[2,3]					$2,250,000	$2,233,687
Akibare Re Ltd.:
4.492% [US0003M+190], 4/7/22[2,3]					250,000	232,537
4.891% [US0006M+241], 4/7/20[2,3]					2,250,000	123,750
Alamo Re Ltd. Catastrophe Linked Nts. , 5.592% [T-BILL 1MO+325],
6/7/21[2,3]					1,375,000	1,359,806
Aozora Re Ltd. Catastrophe Linked Nts. , 4.346% [US0006M+200],
4/7/21[2,3]					2,250,000	2,197,912
Atmos Re Dac Catastrophe Linked Nts. , 4.50% [EUR003M+450],
2/14/22[2,3]					1,000,000	1,116,536
Cranberry Re Ltd. Catastrophe Linked Nts. , 4.182% [US0006M+200],
7/13/20[2,3]					2,250,000	2,222,437
Golden State Re II Ltd. Catastrophe Linked Nts. , 4.774% [US0003M+220],
1/8/23[2,3]					1,250,000	1,253,437
International Bank for Reconstruction & Development:
4.818% [US0003M+250], 2/15/21[2,3,11]					2,500,000	2,485,625
5.318% [US0003M+300], 2/15/21[2,3,11]					2,083,000	2,066,440
Kizuna Re II Ltd. Catastrophe Linked Nts. , 4.215% [T-BILL 3MO+187.5],
4/11/23[2,3]					2,050,000	2,026,323
Long Point Re III Ltd. Catastrophe Linked Nts. , 2.75% [ZERO+275],
6/1/22[2,3]					2,250,000	2,199,938
Manatee Re II Ltd. Catastrophe Linked Nts. , 6.59% [T-BILL 3MO+425],
6/7/21[2,3]					1,750,000	1,719,638
Merna Re Ltd.:
4.34% [T-BILL 3MO+200], 4/8/20[2,3]					750,000	748,688
4.34% [T-BILL 3MO+200], 4/8/21[2,3]					1,100,000	1,093,125
Nakama Re Ltd. Catastrophe Linked Nts. , 4.475% [US0006M+220],
10/13/21[2,3]					2,250,000	2,237,063
Pelican IV Re Ltd. Catastrophe Linked Nts. , 4.515% [US0003M+225],
5/7/21[2,3]					2,000,000	1,964,700
SD Re Ltd. Catastrophe Linked Nts. , 6.432% [US0003M+400], 10/19/21[2,3]					1,500,000	1,459,875
Total Event-Linked Bonds (Cost $31,346,602)						28,741,517
					Shares
Structured Security—0.6%
Toronto-Dominion Bank (The), Enterprise Products Partners LP Equity Linked
Nts. , 7/2/20 (Cost $14,306,000)					14,306,000	14,032,755
				Notional
		Exercise	Expiration	Amount	Contracts
		Price	Date	(000's)	(000's)	Value
Exchange-Traded Options Purchased—0.0%
S&P 500 Index Call[1]	USD	2,980.000	7/19/19	USD 106,800	USD 0[12]	$80,510
S&P 500 Index Call[1]	USD	2,930.000	7/19/19	USD 68,802	USD 0[12]	138,750
S&P 500 Index Call[1]	USD	2,965.000	8/16/19	USD 70,728	USD 0[12]	200,460
Total Exchange-Traded Options Purchased (Cost $2,794,690)						419,720

27 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

					Notional
	Counter-	Exercise		Expiration	Amount	Contracts
	party	Price		Date	(000's)	(000's)		Value
Over -the-Counter Option Purchased—0.1%
CNH Currency
Put[1] (Cost
$1,073,719)	GSCO-OT	CNH6.975		6/1/20	CNH 5,150	CNH 325,000		$1,085,779
		Pay/Receive				Notional
		Floating	Floating	Fixed	Expiration	Amount
		Rate Rate	Rate	Rate	Date	(000's)
Over -the-Counter Interest Rate Swaptions Purchased—0.1%
Interest
Rate Swap		Six-Month
maturing		JPY BBA
1/28/31 Call[1]	GSCOI	Receive	LIBOR	0.523%	1/26/21	JPY	1,744,000	26,015
Interest
Rate Swap		Three-
maturing		Month USD
12/16/30 Call[1]	BAC	Receive	BBA LIBOR	2.619	12/14/20	USD	30,000	378,850
Interest
Rate Swap		Six-Month
maturing		JPY BBA
4/30/31 Call[1]	GSCOI	Receive	LIBOR	0.485	4/27/21	JPY	5,250,000	122,149
Interest
Rate Swap		Three-
maturing		Month USD
9/29/31 Call[1]	MSCO	Receive	BBA LIBOR	3.253	10/21/21	USD	63,450	503,088
Total Over-the-Counter Interest Rate Swaptions Purchased (Cost
$4,730,939)								1,030,102

						Shares		Value
Investment Companies—20.3%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. IN,
2.39%[14]						41,824,503		$41,824,503
Invesco Oppenheimer Master Loan Fund[13]						15,497,138		270,567,623
Invesco Oppenheimer Ultra-Short Duration Fund, Cl. Y13						24,075,886		120,379,431
SPDR Gold Trust Exchange Traded Fund[1,15]						215,700		26,602,281
Total Investment Companies (Cost $472,768,130)								459,373,838
Total Investments, at Value (Cost $2,572,575,659)						112.1%	2,535,318,616
Net Other Assets (Liabilities)						(12.1)		(273,141,164
Net Assets						100.0%	$2,262,177,452

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $278,295,269 or 12.30% of the Fund's net assets at period end.

28 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Footnotes to Consolidated Statement of Investments (Continued)
4. Restricted security. The aggregate value of restricted securities at period end was $1,255,703, which represents
0.06% of the Fund's net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
GLS Auto Receivables Trust, Series
2018-1A, Cl. A, 2.82%, 7/15/22	1/30/18	$1,255,047	$1,255,703	$656

5. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $14,693,083 or 0.65% of the Fund’s net assets at period end.
7. Interest rate is less than 0.0005%.
8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise.
The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $55,127 or less than 0.005% of the Fund's net assets at period end.
9. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Consolidated Notes.
10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
11. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of
1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to
$6,996,909 or 0.31% of the Fund's net assets at period end.
12. Number of contracts are less than 500.
13. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2018	Additions	Reductions	May 31, 2019
Investment Company
Invesco Oppenheimer Master Loan
Fund	15,497,138	—	—	15,497,138
Invesco Oppenheimer Ultra-Short
Duration Fund, Cl. Y	27,727,533	89,105,097	92,756,744	24,075,886

29 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Master Loan
Fund	$270,567,623	$ 12,715,294[a]	$ (3,560,065)[a]	$(7,610,601)[a]
Invesco Oppenheimer Ultra-Short
Duration Fund, Cl. Y	120,379,431	1,392,843	(148,456)	88,880
Total	$390,947,054	$ 14,108,137	$ (3,708,521)	$(7,521,721)

a. Represents the amount allocated to the Fund form Oppenheimer Master Loan Fund, LLC.
14. The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the
7-day SEC standardized yield as of May 31, 2019.
15. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

Forward Currency Exchange Contracts as of May 31, 2019
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)		Purchased (000's)		(000's)	Appreciation	Depreciation
BOA	06/2019	CAD	3,500	USD	2,603	$—	$12,468
BOA	11/2019	CNH	108,000	USD	15,553	—	23,842
BOA	06/2019	USD	1,141	EUR	1,000	21,579	—
CITNA-B	06/2019	COP	39,000,000	USD	12,510	—	980,804
CITNA-B	06/2019	USD	12,579	COP	39,000,000	1,049,396	—
DEU	06/2019	USD	10,416	CAD	13,900	126,120	—
GSCO-OT	11/2019	USD	37,832	CNH	264,760	—	238,422
Total Unrealized Appreciation and Depreciation						$1,197,095	$1,255,536

Futures Contracts as of May 31, 2019
							Unrealized
		Expiration	Number		Notional Amount	Appreciation/
Description	Buy/Sell	Date	of Contracts		(000's)	Value	(Depreciation)
Euro-BONO	Sell	6/6/19	68		EUR 11,236	11,830,216	$(594,028)
Euro-BTP	Sell	6/10/19	180		EUR 25,474	26,157,396	(683,895)
Euro-BUND	Buy	6/14/19	243		EUR 44,285	45,698,828	1,414,077
Euro-OAT	Sell	6/6/19	60		EUR 10,612	11,020,908	(408,943)
S&P MID 400	Buy	6/21/19	61		USD 11,527	11,042,220	(485,092)
United States
Treasury Long
Bonds	Buy	9/19/19	98		USD 14,872	15,064,438	192,656
United States
Treasury Nts. , 10 yr.	Sell	9/19/19	1,045		USD 131,274	132,453,750	(1,180,060)
United States
Treasury Nts. , 2 yr.	Sell	9/30/19	321		USD 68,656	68,909,672	(254,072)
United States
Treasury Nts. , 5 yr.	Sell	9/30/19	162		USD 18,894	19,013,484	(119,151)
United States Ultra
Bonds	Buy	9/19/19	416		USD 71,146	73,125,000	1,979,384
							$(139,124)

30 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Centrally Cleared Credit Default Swaps at May 31, 2019
				Notional	Premiums		Unrealized
	Buy/Sell	Fixed	Maturity	Amount	Received/	Appreciation/
Reference Asset	Protection	Rate	Date	(000's)	(Paid)	Value	(Depreciation)
CDX. HY. 29	Buy	5.000%	12/20/22	USD 1,455	$108,737	(103,730)	5,007
CDX. HY. 30	Buy	5.000	6/20/23	USD 18,915	1,286,640	(1,394,149)	(107,509)
CDX. HY. 31	Buy	5.000	12/20/23	USD 23,280	1,479,703	(1,534,667)	(54,964)
CDX. IG. 23	Sell	1.000	12/20/19	USD 25,000	(177,124)	75,411	(101,713)
CDX. IG. 25	Sell	1.000	12/20/20	USD 4,800	(50,881)	47,311	(3,570)
CDX. IG. 26	Sell	1.000	6/20/21	USD 6,400	(86,068)	103,606	17,538
CDX. IG. 30	Sell	1.000	6/20/23	USD 900	(16,005)	17,522	1,517
CDX. IG. 30	Sell	1.000	6/20/23	USD 4,900	(87,539)	95,399	7,860
CDX. NA. HY. 25	Buy	5.000	12/20/20	USD 6,278	329,220	(351,209)	(21,989)
Federation of
Malayasia	Buy	1.000	12/20/22	USD 33,400	495,512	(632,372)	(136,860)
Federation of
Malayasia	Buy	1.000	12/20/22	USD 50,000	720,077	(946,665)	(226,588)
iTraxx. Main. 27	Buy	1.000	6/20/22	EUR 32,500	775,487	(776,854)	(1,367)
iTraxx. Main. 28	Buy	1.000	12/20/22	EUR 1,900	54,835	(45,404)	9,431
iTraxx. Main. 29	Buy	1.000	6/20/23	EUR 2,400	45,742	(54,058)	(8,316)
Total Centrally Cleared Credit Default Swaps					$4,878,336	$ (5,499,859)	$ (621,523)

Over-the-Counter Credit Default Swaps at May 31, 2019
				Notional	Premiums		Unrealized
Reference	Counter- Buy/Sell	Fixed	Maturity	Amount	Received/	Appreciation/
Asset	party Protection	Rate	Date	(000's)	(Paid)	Value	(Depreciation)
BNP Paribas	GSCOI Buy	1.000	12/20/23	EUR 15,700	$(410,573)	$ 213,409	$ (197,164)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
	Potential Payments for		Reference
Type of Reference Asset on which	Selling Credit Protection	Amount	Asset Rating
the Fund Sold Protection	(Undiscounted)	Recoverable*	Range**
Investment Grade Corporate
Debt Indexes	$5,800,000	$—	BBB-
Non-Investment Grade Corporate
Debt Indexes	36,200,000	—	CCC+ to B-
Total	$42,000,000	$—

* Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent
Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

31 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Total Return Swaps at May 31, 2019
		Pay/Receive			Notional		Unrealized
	Counter-	Total		Maturity	Amount		Appreciation/
Reference Asset	party	Return*	Floating Rate	Date	(000's)	Value	(Depreciation)
iBoxx USD Liquid IG
Series 1 Version 1	GSCO-OT	Pay	USD BBA LIBOR	9/26/19	USD 34,151	$ (1,326,959)	$ (1,326,959)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative.  For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative.  If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
MSCO	Morgan Stanley Capital Services, Inc.

Currency abbreviations indicate amounts reporting in currencies
CAD	Canadian Dollar
CNH	Offshore Chinese Renminbi
COP	Colombian Peso
EUR	Euro
JPY	Japanese Yen

Definitions
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BONO	Spanish Government Bonds
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
CDX. IG. 23	Markit CDX Investment Grade Index
CDX. IG. 25	Markit CDX Investment Grade Index
CDX. IG. 26	Markit CDX Investment Grade Index
CDX. IG. 30	Markit CDX Investment Grade Index
CDX. HY. 29	Markit CDX High Yield Index
CDX. HY. 30	Markit CDX High Yield Index
CDX. HY. 31	Markit CDX High Yield Index
CDX. NA. HY. 25	Markit CDX North American High Yield
EUR003M	EURIBOR 3 Month ACT/360
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
iTraxx. Main. 27	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx. Main. 28	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx. Main. 29	Credit Default Swap Trading Index for a Specific Basket of Securities
LIBOR01M	ICE LIBOR USD 1 Month
LIBOR03M	ICE LIBOR USD 3 Month

32 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Definitions (Continued)
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR12	London Interbank Offered Rate-Monthly
OAT	French Government Bonds
S&P	Standard & Poor's
T-BILL 1MO	US Treasury Bill 3 Month
T-BILL 3MO	US Treasury Bill 3 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

33 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

1. Organization
Invesco Oppenheimer Capital Income Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940
(“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”),
a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The
Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company,
Invesco Oppenheimer Capital Income Fund Cayman Ltd. (the “Subsidiary”), which is wholly-
owned and controlled by the Fund. The Fund and Subsidiary are both managed by the
Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), exchange-traded funds related to gold and other special minerals and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.
    At period end, the Fund owned 10,552 shares with net assets of $26,608,262 in the
Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S.
dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if

34 INVESCO OPPENHEIMER CAPITAL INCOME FUND

3. Securities Valuation (Continued)
necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Event-linked bonds, are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include reported trade data and broker-
dealer price quotations.
    Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.
    Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event

35 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.
    Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.
    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

36 INVESCO OPPENHEIMER CAPITAL INCOME FUND

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as
Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$75,730,598	$ —	$ —	$ 75,730,598
Consumer Staples	54,431,428	—	—	54,431,428
Energy	59,150,212	—	—	59,150,212
Financials	126,000,990	5,182,232	—	131,183,222
Health Care	97,978,029	7,427,834	—	105,405,863
Industrials	101,722,999	—	—	101,722,999
Information Technology	75,400,172	—	—	75,400,172
Materials	40,007,722	—	—	40,007,722
Telecommunication Services	23,361,997	—	—	23,361,997
Utilities	34,907,601	—	—	34,907,601
Preferred Stocks	30,942,230	6,428,084	—	37,370,314
Asset-Backed Securities	—	274,751,871	—	274,751,871
Mortgage-Backed Obligations	—	415,969,794	—	415,969,794
Non-Convertible Corporate Bonds
and Notes	—	485,014,078	—	485,014,078
Corporate Loans	—	116,227,034	—	116,227,034
Event-Linked Bonds	—	28,741,517	—	28,741,517
Structured Security	—	14,032,755	—	14,032,755
Exchange-Traded Options Purchased	419,720	—	—	419,720
Over-the-Counter Option Purchased	—	1,085,779	—	1,085,779
Over-the-Counter Interest Rate
Swaptions Purchased	—	1,030,102	—	1,030,102
Investment Companies	188,806,215	270,567,623	—	459,373,838
Total Investments, at Value	908,859,913	1,626,458,703	—	2,535,318,616
Other Financial Instruments:
Swaps, at value	—	213,409	—	213,409
Centrally cleared swaps, at value	—	339,249	—	339,249
Futures contracts	3,586,117	—	—	3,586,117
Forward currency exchange contracts	—	1,197,095	—	1,197,095
Total Assets	$912,446,030	$ 1,628,208,456	$ —	$ 2,540,654,486

37 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Liabilities Table
Other Financial Instruments:
Forward currency exchange contracts $	—	$(1,255,536)	$—	$(1,255,536)
Futures contracts	(3,725,241)	—	—	(3,725,241)
Swaps, at value	—	(1,326,959)	—	(1,326,959)
Centrally cleared swaps, at value	—	(5,839,108)	—	(5,839,108)
Total Liabilities	$(3,725,241)	$(8,421,603)	$—	$(12,146,844)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
     For the reporting period, there were no transfers between levels.

4. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds. When applicable, the Fund's investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the
Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/
or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes.
The Fund may invest in money market instruments by investing in Class E shares of Invesco
Oppenheimer Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated
Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The
Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Invesco Oppenheimer Master Fund. The Fund is permitted to invest in

38 INVESCO OPPENHEIMER CAPITAL INCOME FUND

4. Investments and Risks (Continued)
entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Invesco Oppenheimer Master
Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.
    The investment objective of the Master Fund is to seek income. The Fund’s investment in the
Master Fund is included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master
Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund. The Fund owns 39.3% of the Master Fund at period end.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying
Consolidated Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Consolidated Statement of
Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Consolidated
Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations,

39 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)
partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments.
While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above
(or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.
    When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$313,628,541
Sold securities	30,249,818

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund

40 INVESCO OPPENHEIMER CAPITAL INCOME FUND

4. Investments and Risks (Continued)
will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and
counterparty credit risk.
    At period end, the counterparty pledged $368,000 of collateral to the Fund for forward roll transactions.
    At period end, the Fund pledged $40,000 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of
Investments. Restricted securities are reported on a schedule following the Consolidated
Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to

41 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)
various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives
The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options.
In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”)
transaction, or through a securities or futures exchange and cleared through a clearinghouse.
    Derivatives may have little or no initial cash investment relative to their market value

42 INVESCO OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)
exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.
    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.
Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.
    The Fund's actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts
The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.
    Forward contracts are reported on a schedule following the Consolidated Statement of
Investments. The unrealized appreciation (depreciation) is reported in the Consolidated
Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.
    The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.
    During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $5,202,088 and $67,102,071, respectively.
    Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy

43 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)
and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments
(variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.
    Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of
Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the
annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports.
Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.
    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.
    During the reporting period, the Fund had an ending monthly average market value of
$138,895,472 and $429,716,193 on futures contracts purchased and sold, respectively.
    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.
    Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and

44 INVESCO OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)
semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid.
Upon the expiration or closing of the option transaction, a gain or loss is reported in the
Consolidated Statement of Operations in the annual and semiannual reports.
Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
    During the reporting period, the Fund had an ending monthly average market value of
$2,694,155 and $765,910 on purchased call options and purchased put options, respectively.
    Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in
the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated
Statement of Investments.
    The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could also close out a written option position, in which case the risk is that the closing transaction will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contract. The risk in buying an option is that the
Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
    During the period, the Fund had no written options outstanding.

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series

45 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)
of cash flows based on either specified reference rates, the price or volatility of asset or non-
asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction
(“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.
    Swap contracts are reported on a schedule following the Consolidated Statement of
Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation
(depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated
Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.
    Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the
“reference asset”).
    The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
    The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its

46 INVESCO OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)
maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
    If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset.
Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of
Operations in the annual and semiannual reports.
    The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.
    The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same reference asset but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
    For the reporting period, the Fund had ending monthly average notional amounts of
$181,767,074 and $43,594,785 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.
    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
    Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
    The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.
    For the reporting period, the Fund had ending monthly average notional amounts of
$10,245,239 on total return swaps which are short the reference asset, respectively.
    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions
The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption

47 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)
writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.
    Purchased swaptions are reported as a component of investments in the Consolidated
Statement of Investments and the Consolidated Statement of Assets and Liabilities in the
annual and semiannual reports. Written swaptions are reported on a schedule following the
Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.
    The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised.
However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.
    The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.
    During the reporting period, the Fund had an ending monthly average market value of
$3,271,679 on purchased swaptions.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
    The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.
    To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund's International Swap and

48 INVESCO OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)
Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting)
for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty.
In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
    At period end, the Fund has required certain counterparties to post collateral of
$1,610,629.
    ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
    For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.
    With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.
    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction.
Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The
Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or

49 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)
futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.
    Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-
traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.
    Collateral terms are contract specific for OTC derivatives. For derivatives traded under an
ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.
    For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and
Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

50 INVESCO OPPENHEIMER CAPITAL INCOME FUND